UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Vincent P. Corti

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

From Capital Group

Capital Income Builder®

Semi-annual report for the six months ended April 30, 2013

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	5.51%	2.37%	8.01%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated January 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2013, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.92%.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

During the first half of Capital Income Builder’s fiscal year, equity markets surged to new highs in the United States and elsewhere, while bond market yields remained historically low.

For the six months ended April 30, 2013, Capital Income Builder saw a total return of 11.2%, with all dividends reinvested. By way of comparison, the Standard & Poor’s 500 Composite Index, made up of the largest U.S. equities, rose 14.4%, while the MSCI EAFE Index*, which measures developed equity markets outside the U.S. and Canada, advanced 16.9%. The Barclays U.S. Aggregate Index, on the other hand, returned just 0.9% for the period.

The fund’s peer group, as measured by the Lipper Income Funds Average, gained 6.5% for the period. As you can see below, the fund continues to maintain its advantage against a variety of benchmarks over longer time frames. The market indexes are unmanaged.

Dividend income

One of the fund’s primary missions is to provide high current income for its shareholders. Capital Income Builder had a six-month income return of 2.37%, compared to 1.19% for the S&P 500. The fund paid a regular dividend of 48.5 cents a share in both December 2012 and March 2013. A special dividend of 27.5 cents a share also was paid in December.

Results at a glance

For periods ended April 30, 2013, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
					(since
	6 months	1 year	5 years	10 years	7/30/87)
Capital Income Builder (Class A shares)	11.23%	15.71%	3.74%	8.54%	9.92%
Standard & Poor’s 500 Composite Index†	14.41	16.88	5.21	7.88	8.91
Lipper Income Funds Average	6.46	9.34	4.80	6.36	8.56

*	Reflects dividends net of withholding taxes.
†	The market index is unmanaged and, therefore, has no expenses.

Capital Income Builder	1

The fund’s portfolio managers have sought — and continue to seek — opportunities to increase the fund’s dividend each quarter. The amount is dictated by fund income, as well as market conditions. The fund held the dividend steady in March, as many companies outside the U.S. do not pay dividends until the second quarter. We do hope to increase the fund’s dividend in future quarters.

The current environment

The U.S. economy continues to recover, though growth rates, as measured by GDP, remain muted. Unemployment has fallen, and consumer confidence has risen. The Federal Reserve continues to hold interest rates at historic lows and is unlikely to meaningfully change its stance over the short term.

While the rate environment has made for a very stable U.S. bond market, it resulted in lower yields for bonds of higher quality and greater liquidity. Those rated below investment grade (BB/Ba and below) have fared better, as have those of longer duration, but any move in overall rates could have a negative impact on those issues.

Despite ongoing concerns over the fiscal struggles of many euro-zone nations, European stocks rallied strongly during the period, as did a number of Asian and emerging markets stocks. Future market moves, however, depend on Europe’s efforts to resolve its debt problems and China’s ability to sustain economic growth (which, of late, has moderated).

A look at the portfolio

At period-end, roughly 77% of the portfolio was invested in equities, with bonds at 19% and cash and short-term instruments totaling 4%. Approximately 52% of the portfolio is invested in U.S. equities and debt instruments, with 27% in European equities and 17% in shares of companies in Asia and elsewhere.

Nine of the fund’s 10 largest holdings produced positive returns for the period. (The 10th, biopharmaceutical company AbbVie, is a new holding without a meaningful comparison to previous periods.) Elsewhere among this group, drug maker Novartis posted the best return, 23.5%, and yielded 2.83%. SSE, a U.K. utility company, had the highest yield at 5.22%.

2	Capital Income Builder

The bond portfolio is primarily invested in U.S. Treasuries, mortgage-backed securities and high-quality corporate bonds. Returns among these holdings were nonetheless dampened by the state of the bond market. A small portion of the portfolio consists of bonds rated below investment grade. These investments aided returns for the period.

The road ahead

We expect the U.S. economy to remain on track for the remainder of the fund’s fiscal year, and we are hopeful that equities will continue to rally as a result. There is, of course, more uncertainty in the U.S. bond market. We anticipate that bond prices will eventually fall —bringing yields higher — but the rate of change is an open question.

Overseas, while we are gratified that European equities have improved, the length and depth of this rally greatly depends on the ability of the euro zone to navigate the various economic and fiscal problems that still plague a number of those countries. In addition, moderating economic growth in China bears close watch.

We continue to seek out companies that we feel have the potential to provide high current income, as well as dividend growth, in the months and years to come. We believe these stocks offer the most promising opportunities for the fund and its investors. As always, we invest for the long term and urge you to take a similar perspective when evaluating your holdings. We thank you for your support and look forward to reporting to you again in six months.

Cordially,

James B. Lovelace
Vice Chairman of the Board

Joyce E. Gordon
President

June 10, 2013

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	(percent of net assets)

Country diversification	(percent of net assets)
United States	51.5%
United Kingdom	15.7
Euro zone*	7.0
Switzerland	4.0
Singapore	3.4
Australia	2.9
Hong Kong	2.1
Taiwan	1.4
Thailand	1.2
Canada	1.2
China	1.0
Russian Federation	0.9
Other countries	4.2
Short-term securities & other assets less liabilities	3.5

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

4	Capital Income Builder

Common stocks — 76.97%	Shares	Value (000)	Percent of net assets
Consumer staples — 12.57%
Philip Morris International Inc.	31,512,000	$3,012,232	3.50%
Altria Group, Inc.	68,828,100	2,512,914	2.92
British American Tobacco PLC[1]	13,329,337	738,741	.86
Reynolds American Inc.	15,165,000	719,124	.84
Lorillard, Inc.	13,552,312	581,259	.67
Nestlé SA1	6,610,000	472,340	.55
Kraft Foods Group, Inc.	8,282,666	426,475	.50
Wesfarmers Ltd.[1]	8,621,573	387,852	.45
Diageo PLC[1]	10,670,000	325,576	.38
Other securities		1,635,484	1.90
		10,811,997	12.57

Telecommunication services — 10.50%
Verizon Communications Inc.	34,826,600	1,877,502	2.18
AT&T Inc.	38,265,230	1,433,416	1.67
Singapore Telecommunications Ltd.[1]	402,544,500	1,285,348	1.49
Vodafone Group PLC[1]	379,166,000	1,158,198
Vodafone Group PLC (ADR)	1,860,000	56,897	1.41
CenturyLink, Inc.[2]	31,143,235	1,170,051	1.36
TeliaSonera AB1	49,141,277	338,650	.39
Other securities		1,718,704	2.00
		9,038,766	10.50

Utilities — 10.37%
National Grid PLC[1]	146,538,954	1,867,505	2.17
SSE PLC[1,2]	61,403,600	1,485,562	1.73
Dominion Resources, Inc.	13,166,980	812,139	.94
Power Assets Holdings Ltd.[1]	50,643,500	495,537	.58
FirstEnergy Corp.	9,989,000	465,487	.54
Southern Co.	8,400,000	405,132	.47
GDF SUEZ[1]	15,648,065	336,783	.39
Duke Energy Corp.	4,335,269	326,012	.38
Other securities		2,725,218	3.17
		8,919,375	10.37

Financials — 9.99%
HSBC Holdings PLC (Hong Kong)[1]	63,875,655	697,021
HSBC Holdings PLC (United Kingdom)[1]	27,809,535	304,704	1.16
HCP, Inc.	14,550,500	775,542	.90
Sampo Oyj, Class A1	13,367,280	534,464	.62
Prudential PLC[1]	29,856,089	512,701	.60
Westfield Group[1]	39,300,683	474,937	.55
Westpac Banking Corp.[1]	10,176,077	357,112	.42
Public Storage	2,150,000	354,750	.41
Link Real Estate Investment Trust[1]	62,280,000	352,949	.41
Fannie Mae[3]	12,458,206	10,303	.01
Freddie Mac[3]	5,300,000	4,293	.01
Other securities		4,214,198	4.90
		8,592,974	9.99

Capital Income Builder	5

Common stocks	Shares	Value (000)	Percent of net assets
Health care — 9.00%
Novartis AG1	31,879,000	$2,370,339	2.76%
AbbVie Inc.	36,538,000	1,682,575	1.96
GlaxoSmithKline PLC[1]	49,349,000	1,273,152	1.48
Amgen Inc.	8,520,000	887,869	1.03
Other securities		1,526,010	1.77
		7,739,945	9.00

Energy — 4.94%
BP PLC[1]	134,153,000	972,279	1.13
Kinder Morgan, Inc.	24,210,873	946,645	1.10
Royal Dutch Shell PLC, Class B1	22,970,432	802,431	.93
Eni SpA[1]	21,487,000	513,834	.60
ConocoPhillips	5,185,100	313,439	.37
Other securities		698,565	.81
		4,247,193	4.94

Industrials — 4.85%
Lockheed Martin Corp.	6,818,500	675,645	.79
General Electric Co.	22,445,000	500,299	.58
Waste Management, Inc.	11,183,600	458,304	.53
Singapore Technologies Engineering Ltd[1]	91,974,000	329,711	.38
Other securities		2,212,129	2.57
		4,176,088	4.85

Consumer discretionary — 4.09%
British Sky Broadcasting Group PLC[1]	36,590,006	480,088	.56
Darden Restaurants, Inc.[2]	8,429,000	435,189	.51
Reed Elsevier PLC[1]	30,425,000	355,503	.41
William Hill PLC[1,2]	52,691,818	348,798	.40
Other securities		1,901,389	2.21
		3,520,967	4.09

Information technology — 3.19%
Microsoft Corp.	20,675,000	684,343	.80
Delta Electronics, Inc.[1]	84,649,233	406,411	.47
Texas Instruments Inc.	10,815,000	391,611	.45
Other securities		1,266,384	1.47
		2,748,749	3.19

Materials — 3.17%
Dow Chemical Co.	15,094,000	511,838	.60
Amcor Ltd.[1]	42,943,530	441,018	.51
Other securities		1,774,759	2.06
		2,727,615	3.17

Miscellaneous — 4.30%
Other common stocks in initial period of acquisition		3,699,821	4.30

Total common stocks (cost: $53,013,494,000)		66,223,490	76.97

6	Capital Income Builder

Preferred stocks — 0.05%	Shares	Value (000)	Percent of net assets
Financials — 0.02%
HSBC Holdings PLC, Series 2, 8.00%	200,000	$5,790	.01%
Other securities		13,536	.01
		19,326	.02
Utilities — 0.03%
Other securities		20,475	.03

Total preferred stocks (cost: $42,718,000)		39,801	.05

Convertible securities — 0.18%
Financials — 0.03%
Fannie Mae 5.375% convertible preferred 2032[3]	240	3,852	.00
Other securities		22,404	.03
		26,256	.03

Other — 0.11%
Other securities		95,815	.11

Miscellaneous — 0.04%
Other convertible securities in initial period of acquisition		32,148	.04

Total convertible securities (cost: $147,386,000)		154,219	.18

Bonds, notes & loans — 19.33%	Principal amount (000)
Mortgage-backed obligations[4] — 5.70%
Fannie Mae 0%–7.50% 2017–2047[5]	$3,352,814	3,584,402	4.17
Freddie Mac 0%–6.50% 2019–2047[5]	580,662	620,783	.72
Other securities		696,310	.81
		4,901,495	5.70

U.S. Treasury bonds & notes — 3.84%
U.S. Treasury — 3.43%
0.125%–11.25% 2013–2043	2,539,535	2,951,076	3.43

U.S. Treasury inflation-protected securities[6] — 0.41%
0.125%–2.00% 2013–2043	331,062	353,143	.41

Total U.S. Treasury bonds & notes		3,304,219	3.84

Capital Income Builder	7

Bonds, notes & loans	Principal amount (000)	Value (000)	Percent of net assets
Energy — 1.16%
BP Capital Markets PLC 5.25% 2013	$1,665	$1,707	.00%
Other securities		993,087	1.16
		994,794	1.16

Telecommunication services — 1.09%
Vodafone Group PLC:
Term Loan B, 6.875% 2015[4,7,8]	55,376	56,345
1.50%–5.75% 2016–2018	21,925	24,501	.09
Verizon Communications Inc. 2.45%–8.75% 2013–2042	59,951	63,751	.08
AT&T Inc. 0.90% 2016	10,000	10,018	.01
Other securities		781,001	.91
		935,616	1.09

Federal agency bonds & notes — 1.06%
Freddie Mac 1.00%–5.50% 2014–2019	300,090	325,072	.38
Federal Home Loan Bank, Series 28 0.28%–5.50% 2013–2017	311,495	321,071	.37
Fannie Mae 0.875%–5.375% 2014–2018	95,420	101,594	.12
Other securities		160,711	.19
		908,448	1.06

Health care — 0.69%
Amgen Inc. 2.125%–5.375% 2016–2043	45,000	48,940	.05
AbbVie Inc. 2.90%–4.40% 2022–2042[9]	39,965	41,471	.05
Novartis Securities Investment Ltd. 5.125% 2019	20,750	24,891	.03
GlaxoSmithKline Capital Inc. 1.50%–5.65% 2017–2043	19,100	20,314	.02
Other securities		462,183	.54
		597,799	.69

Consumer staples — 0.61%
Altria Group, Inc. 2.85%–9.70% 2018–2042	32,962	40,174	.05
Philip Morris International Inc. 1.125%–4.125% 2017–2043	8,000	8,083	.01
Other securities		477,682	.55
		525,939	.61

Utilities — 0.51%
National Grid PLC 6.30% 2016	20,725	24,090	.03
Other securities		418,609	.48
		442,699	.51

Other — 4.67%
Other securities		4,017,439	4.67

Total bonds, notes & loans (cost: $15,708,609,000)		16,628,448	19.33

8	Capital Income Builder

Short-term securities — 4.85%	Principal amount (000)	Value (000)	Percent of net assets
Fannie Mae 0.10%–0.165% due 5/8/2013–2/18/2014	$1,255,500	$1,255,159	1.46%
Freddie Mac 0.10%–0.17% due 5/13/2013–3/11/2014	839,400	839,116	.98
Federal Home Loan Bank 0.08%–0.17% due 5/8–12/27/2013	543,300	543,179	.63
U.S. Treasury Bills 0.061%–0.105% due 5/2–7/18/2013	253,100	253,089	.29
Other securities		1,282,944	1.49

Total short-term securities (cost: $4,173,037,000)		4,173,487	4.85

Total investment securities (cost: $73,085,244,000)		87,219,445	101.38
Other assets less liabilities		(1,183,241)	(1.38)

Net assets		$86,036,204	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Forward currency contracts

The fund has entered into a forward currency contract to sell currency as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
			Receive	Deliver	at 4/30/2013
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
British pounds	5/31/2013	UBS AG	$169,736	£111,219	$(2,989)

Capital Income Builder	9

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2013, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2013 (000)
SSE PLC[1]	61,403,600	—	—	61,403,600	$24,500	$1,485,562
CenturyLink, Inc.	21,167,496	9,975,739	—	31,143,235	32,454	1,170,051
Darden Restaurants, Inc.	6,654,000	1,775,000	—	8,429,000	7,406	435,189
William Hill PLC[1]	43,111,488	9,580,330	—	52,691,818	5,012	348,798
RPM International, Inc.	8,340,000	—	—	8,340,000	3,753	270,216
Starwood Property Trust, Inc.	8,029,000	580,000	—	8,609,000	8,124	236,661
CapitaCommercial Trust1	159,709,300	—	—	159,709,300	4,747	221,804
Siliconware Precision Industries Co., Ltd.[1]	173,970,300	—	—	173,970,300	—	208,842
Ratchaburi Electricity Generating Holding PCL[1]	94,250,000	—	—	94,250,000	3,333	190,849
Ladbrokes PLC[1,10]	36,688,912	22,933,595	—	59,622,507	2,548	175,701
Greene King PLC[1]	14,073,299	—	—	14,073,299	1,635	159,017
R.R. Donnelley & Sons Co.	12,206,957	—	—	12,206,957	9,521	150,268
R.R. Donnelley & Sons Co. 7.875% 2021	—	$3,175,000	$1,425,000	$1,750,000	32	1,916
BTS Rail Mass Transit Growth Infrastructure Fund[1,4]	—	357,582,800	—	357,582,800	—	147,419
Sunway Real Estate Investment Trust[1]	174,950,000	14,550,000	—	189,500,000	2,700	99,646
Frasers Centrepoint Trust[1]	53,464,000	—	—	53,464,000	1,982	97,758
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1]	110,000,000	35,255,000	—	145,255,000	2,246	73,780
Go-Ahead Group PLC[1]	2,497,310	227,690	—	2,725,000	1,049	65,621
Cache Logistics Trust[1]	41,000,000	—	—	41,000,000	1,309	47,099
Ekornes ASA[1]	1,990,851	—	—	1,990,851	—	31,891
Orior AG1	385,000	—	—	385,000	808	20,703

10	Capital Income Builder

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2013 (000)
Astoria Financial Corp.[11]	6,405,000	—	5,227,500	1,177,500	$407	$—
CapitaRetail China Trust[1,11]	46,690,000	—	11,068,000	35,622,000	563	—
Electricity Generating PCL[1,11]	30,646,428	—	11,538,600	19,107,828	2,782	—
Hays PLC[1,11]	80,375,129	—	30,955,229	49,419,900	1,009	—
Lorillard, Inc.[11]	6,589,104	11,905,084	4,941,876	13,552,312	18,486	—
Lorillard Tobacco Co. 2.30% 2017[11]	$2,500,000	—	—	$2,500,000	29	—
Lorillard Tobacco Co. 3.50% 2016[11]	$5,000,000	—	—	$5,000,000	87	—
Sydney Airport[1,11]	120,935,073	—	101,353,634	19,581,439	11,684	—
					$148,206	$5,638,791

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $34,430,282,000, which represented 40.02% of the net assets of the fund. This amount includes $34,384,752,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Security did not produce income during the last 12 months.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $129,369,000, which represented .15% of the net assets of the fund.
[9]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,378,356,000, which represented 2.76% of the net assets of the fund.
[10]	This security was an unaffiliated issuer in its initial period of acquisition of 10/31/2012; it was not publicly disclosed.
[11]	Unaffiliated issuer at 4/30/2013.

Key to abbreviation and symbol

ADR = American Depositary Receipts
£ = British pounds

See Notes to Financial Statements

Capital Income Builder	11

Financial statements

Statement of assets and liabilities at April 30, 2013	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $68,473,902)	$81,580,654
Affiliated issuers (cost: $4,611,342)	5,638,791	$87,219,445
Cash denominated in currencies other than U.S. dollars (cost: $14,122)		14,111
Cash		4,074
Receivables for:
Sales of investments	1,922,354
Sales of fund’s shares	95,374
Dividends and interest	425,080	2,442,808
		89,680,438
Liabilities:
Unrealized depreciation on open forward currency contracts		2,989
Payables for:
Purchases of investments	3,504,367
Repurchases of fund’s shares	78,947
Investment advisory services	16,889
Services provided by related parties	39,131
Trustees’ deferred compensation	1,160
Other	751	3,641,245
Net assets at April 30, 2013		$86,036,204

Net assets consist of:
Capital paid in on shares of beneficial interest		$81,589,924
Distributions in excess of net investment income		(471,257)
Accumulated net realized loss		(9,215,640)
Net unrealized appreciation		14,133,177
Net assets at April 30, 2013		$86,036,204

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,500,622 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$63,587,893	1,109,076	$57.33
Class B	1,427,380	24,871	57.39
Class C	7,295,610	127,251	57.33
Class F-1	3,638,886	63,462	57.34
Class F-2	1,966,525	34,310	57.32
Class 529-A	2,009,372	35,058	57.32
Class 529-B	85,481	1,490	57.36
Class 529-C	672,136	11,733	57.28
Class 529-E	85,251	1,488	57.31
Class 529-F-1	60,229	1,051	57.33
Class R-1	149,471	2,608	57.30
Class R-2	764,913	13,348	57.30
Class R-3	1,013,069	17,675	57.32
Class R-4	507,620	8,855	57.32
Class R-5	505,442	8,813	57.35
Class R-6	2,266,926	39,533	57.34

See Notes to Financial Statements

12	Capital Income Builder

Statement of operations for the six months ended April 30, 2013	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $50,130; also includes $148,058 from affiliates)	$1,279,423
Interest (net of non-U.S. taxes of $5; also includes $148 from affiliates)	267,406	$1,546,829

Fees and expenses*:
Investment advisory services	93,616
Distribution services	129,164
Transfer agent services	45,130
Administrative services	7,749
Reports to shareholders	1,995
Registration statement and prospectus	381
Trustees’ compensation	297
Auditing and legal	92
Custodian	3,014
State and local taxes	189
Other	1,532	283,159
Net investment income		1,263,670

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $62; also includes $257,174 net gain from affiliates)	1,084,420
Forward currency contracts	271
Currency transactions	(4,956)	1,079,735
Net unrealized appreciation (depreciation) on:
Investments	6,300,072
Forward currency contracts	(2,989)
Currency translations	2,968	6,300,051
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		7,379,786
Net increase in net assets resulting from operations		$8,643,456

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital Income Builder	13

Statements of changes in net assets
		(dollars in thousands)

	Six months ended April 30, 2013*	Year ended October 31, 2012

Operations:
Net investment income	$1,263,670	$2,716,255
Net realized gain on investments, forward currency contracts and currency transactions	1,079,735	1,001,636
Net unrealized appreciation on investments, forward currency contracts and currency translations	6,300,051	4,456,707
Net increase in net assets resulting from operations	8,643,456	8,174,598

Dividends paid to shareholders from net investment income	(1,801,449)	(3,082,725)

Net capital share transactions	943,076	(1,144,273)

Total increase in net assets	7,785,083	3,947,600

Net assets:
Beginning of period	78,251,121	74,303,521
End of period (including distributions in excess of and undistributed net investment income: $(471,257) and $66,522, respectively)	$86,036,204	$78,251,121

*	Unaudited.

See Notes to Financial Statements

14	Capital Income Builder

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Capital Income Builder	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

16	Capital Income Builder

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Income Builder	17

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

18	Capital Income Builder

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Capital Income Builder	19

The following tables present the fund’s valuation levels as of April 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$8,596,935	$2,215,062	$—	$10,811,997
Telecommunication services	4,826,884	4,211,882	—	9,038,766
Utilities	3,557,731	5,361,644	—	8,919,375
Financials	3,086,952	5,506,022	—	8,592,974
Health care	3,348,666	4,391,279	—	7,739,945
Energy	1,831,730	2,415,463	—	4,247,193
Industrials	1,951,396	2,224,692	—	4,176,088
Consumer discretionary	1,064,496	2,456,471	—	3,520,967
Information technology	1,484,203	1,264,546	—	2,748,749
Materials	1,076,024	1,651,591	—	2,727,615
Miscellaneous	1,012,181	2,687,640	—	3,699,821
Preferred stocks	—	39,801	—	39,801
Convertible securities	80,854	73,365	—	154,219
Bonds, notes & loans:
Mortgage-backed obligations	—	4,901,495	—	4,901,495
Corporate bonds & notes	—	3,496,847	—	3,496,847
U.S. Treasury bonds & notes	—	3,304,219	—	3,304,219
Federal agency bonds & notes	—	908,448	—	908,448
Other	—	4,017,439	—	4,017,439
Short-term securities	—	4,173,487	—	4,173,487
Total	$31,918,052	$55,301,393	$—	$87,219,445

	Other investments†
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	—	$(2,989)	—	$(2,989)

*	Securities with a market value of $31,512,817,000, which represented 36.63% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

†	Forward currency contracts are not included in the investment portfolio.

20	Capital Income Builder

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Capital Income Builder	21

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

22	Capital Income Builder

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$721,091
Capital loss carryforward expiring 2017*	(9,602,925)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Capital Income Builder	23

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$15,272,561
Gross unrealized depreciation on investment securities	(2,488,593)
Net unrealized appreciation on investment securities	12,783,968
Cost of investment securities	74,435,477

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2013	Year ended October 31, 2012
Class A	$1,362,772	$2,352,221
Class B	28,418	62,736
Class C	132,270	238,478
Class F-1	74,331	119,555
Class F-2	50,098	77,197
Class 529-A	41,936	69,584
Class 529-B	1,599	3,298
Class 529-C	11,674	19,405
Class 529-E	1,699	2,822
Class 529-F-1	1,327	2,167
Class R-1	2,794	5,161
Class R-2	13,860	23,773
Class R-3	20,222	35,238
Class R-4	10,706	17,407
Class R-5	11,233	18,322
Class R-6	36,510	35,361
Total	$1,801,449	$3,082,725

24	Capital Income Builder

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund’s monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2013, the investment advisory services fee was $93,616,000, which was equivalent to an annualized rate of 0.235% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Capital Income Builder	25

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

26	Capital Income Builder

Class-specific expenses under the agreements described on the previous page for the six months ended April 30, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$71,008	$33,532	$2,949	Not applicable
Class B	7,402	907	Not applicable	Not applicable
Class C	34,582	4,031	1,731	Not applicable
Class F-1	4,061	1,787	814	Not applicable
Class F-2	Not applicable	1,292	536	Not applicable
Class 529-A	2,057	799	463	$912
Class 529-B	427	43	22	42
Class 529-C	3,091	289	155	306
Class 529-E	197	18	20	39
Class 529-F-1	—	24	14	28
Class R-1	726	78	36	Not applicable
Class R-2	2,664	1,189	180	Not applicable
Class R-3	2,366	802	237	Not applicable
Class R-4	583	225	117	Not applicable
Class R-5	Not applicable	111	116	Not applicable
Class R-6	Not applicable	3	359	Not applicable
Total class-specific expenses	$129,164	$45,130	$7,749	$1,327

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $297,000, shown on the accompanying financial statements, includes $207,000 in current fees (either paid in cash or deferred) and a net increase of $90,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Capital Income Builder	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2013

Class A	$3,349,012	61,938	$1,319,039	24,567	$(4,168,486)	(77,423)	$499,565	9,082
Class B	9,856	182	27,900	520	(345,228)	(6,385)	(307,472)	(5,683)
Class C	395,931	7,310	126,799	2,362	(785,018)	(14,546)	(262,288)	(4,874)
Class F-1	536,564	9,894	72,193	1,344	(359,593)	(6,659)	249,164	4,579
Class F-2	457,099	8,501	40,674	760	(837,555)	(15,377)	(339,782)	(6,116)
Class 529-A	136,096	2,527	41,921	781	(133,172)	(2,476)	44,845	832
Class 529-B	966	18	1,598	30	(15,742)	(292)	(13,178)	(244)
Class 529-C	50,095	929	11,669	217	(53,573)	(997)	8,191	149
Class 529-E	6,022	112	1,698	32	(6,383)	(119)	1,337	25
Class 529-F-1	7,070	132	1,327	25	(7,099)	(132)	1,298	25
Class R-1	11,821	219	2,788	52	(28,594)	(532)	(13,985)	(261)
Class R-2	91,154	1,687	13,843	258	(121,644)	(2,259)	(16,647)	(314)
Class R-3	126,275	2,339	20,167	376	(167,655)	(3,115)	(21,213)	(400)
Class R-4	74,844	1,384	10,703	199	(69,862)	(1,292)	15,685	291
Class R-5	50,153	926	11,207	208	(45,187)	(835)	16,173	299
Class R-6	1,075,617	19,722	35,192	652	(29,426)	(540)	1,081,383	19,834
Total net increase (decrease)	$6,378,575	117,820	$1,738,718	32,383	$(7,174,217)	(132,979)	$943,076	17,224

Year ended October 31, 2012
Class A	$5,034,937	98,920	$2,263,734	44,772	$(8,294,545)	(163,216)	$(995,874)	(19,524)
Class B	25,538	505	61,183	1,213	(701,242)	(13,819)	(614,521)	(12,101)
Class C	577,184	11,341	226,752	4,490	(1,493,919)	(29,390)	(689,983)	(13,559)
Class F-1	810,010	15,898	116,102	2,294	(744,500)	(14,656)	181,612	3,536
Class F-2	780,397	15,282	61,167	1,206	(321,434)	(6,317)	520,130	10,171
Class 529-A	246,235	4,853	69,565	1,376	(223,477)	(4,388)	92,323	1,841
Class 529-B	3,314	65	3,297	65	(32,013)	(630)	(25,402)	(500)
Class 529-C	90,948	1,795	19,398	384	(97,490)	(1,916)	12,856	263
Class 529-E	12,086	239	2,822	56	(11,842)	(233)	3,066	62
Class 529-F-1	12,770	252	2,165	42	(10,981)	(216)	3,954	78
Class R-1	27,111	534	5,145	102	(36,584)	(715)	(4,328)	(79)
Class R-2	174,024	3,425	23,745	470	(211,134)	(4,162)	(13,365)	(267)
Class R-3	243,081	4,784	35,190	696	(271,959)	(5,337)	6,312	143
Class R-4	142,154	2,788	17,390	344	(127,316)	(2,495)	32,228	637
Class R-5	85,032	1,664	18,219	360	(74,773)	(1,469)	28,478	555
Class R-6	333,653	6,455	33,765	666	(49,177)	(956)	318,241	6,165
Total net increase (decrease)	$8,598,474	168,800	$2,959,639	58,536	$(12,702,386)	(249,915)	$(1,144,273)	(22,579)

*	Includes exchanges between share classes of the fund.

28	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,132,322,000 and $24,784,032,000, respectively, during the six months ended April 30, 2013.

Capital Income Builder	29

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2013[4,5]	$52.75	$.87	$4.96	$5.83
	Year ended 10/31/2012	49.34	1.87	3.67	5.54
	Year ended 10/31/2011	50.05	1.87	(.49)	1.38
	Year ended 10/31/2010	46.41	1.77	3.81	5.58
	Year ended 10/31/2009	42.26	1.83	4.40	6.23
	Year ended 10/31/2008	68.58	2.31	(23.58)	(21.27)
Class B:	Six months ended 4/30/2013[4,5]	52.79	.66	4.97	5.63
	Year ended 10/31/2012	49.36	1.50	3.66	5.16
	Year ended 10/31/2011	50.04	1.48	(.48)	1.00
	Year ended 10/31/2010	46.39	1.41	3.80	5.21
	Year ended 10/31/2009	42.26	1.51	4.40	5.91
	Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)
Class C:	Six months ended 4/30/2013[4,5]	52.75	.66	4.95	5.61
	Year ended 10/31/2012	49.34	1.47	3.66	5.13
	Year ended 10/31/2011	50.03	1.46	(.48)	.98
	Year ended 10/31/2010	46.39	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.50	4.40	5.90
	Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)
Class F-1:	Six months ended 4/30/2013[4,5]	52.75	.87	4.95	5.82
	Year ended 10/31/2012	49.35	1.86	3.66	5.52
	Year ended 10/31/2011	50.05	1.85	(.48)	1.37
	Year ended 10/31/2010	46.41	1.76	3.80	5.56
	Year ended 10/31/2009	42.26	1.84	4.39	6.23
	Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)
Class F-2:	Six months ended 4/30/2013[4,5]	52.73	.92	4.96	5.88
	Year ended 10/31/2012	49.32	1.98	3.67	5.65
	Year ended 10/31/2011	50.04	1.98	(.51)	1.47
	Year ended 10/31/2010	46.40	1.88	3.80	5.68
	Year ended 10/31/2009	42.26	1.78	4.54	6.32
	Period from 8/1/2008 to 10/31/2008[4]	54.90	.43	(12.53)	(12.10)
Class 529-A:	Six months ended 4/30/2013[4,5]	52.74	.85	4.95	5.80
	Year ended 10/31/2012	49.33	1.83	3.67	5.50
	Year ended 10/31/2011	50.04	1.84	(.50)	1.34
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.39	6.20
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)
Class 529-B:	Six months ended 4/30/2013[4,5]	52.76	.63	4.97	5.60
	Year ended 10/31/2012	49.34	1.43	3.66	5.09
	Year ended 10/31/2011	50.03	1.43	(.49)	.94
	Year ended 10/31/2010	46.38	1.36	3.81	5.17
	Year ended 10/31/2009	42.26	1.47	4.40	5.87
	Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)
Class 529-C:	Six months ended 4/30/2013[4,5]	52.71	.64	4.94	5.58
	Year ended 10/31/2012	49.31	1.43	3.66	5.09
	Year ended 10/31/2011	50.01	1.44	(.49)	.95
	Year ended 10/31/2010	46.38	1.37	3.79	5.16
	Year ended 10/31/2009	42.26	1.47	4.41	5.88
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)
Class 529-E:	Six months ended 4/30/2013[4,5]	52.73	.79	4.95	5.74
	Year ended 10/31/2012	49.33	1.71	3.65	5.36
	Year ended 10/31/2011	50.04	1.70	(.50)	1.20
	Year ended 10/31/2010	46.40	1.61	3.80	5.41
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
	Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)

30	Capital Income Builder

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(1.25)	$—	$(1.25)	$57.33	11.23%	$63,588	.61%[6]		.61%[6]		3.27%[6]
(2.13)	—	(2.13)	52.75	11.48	58,027	.63		.63		3.68
(2.09)	—	(2.09)	49.34	2.79	55,237	.61		.61		3.73
(1.94)	—	(1.94)	50.05	12.33	58,471	.62		.62		3.74
(2.08)	—	(2.08)	46.41	15.44	56,648	.66		.66		4.40
(2.65)	(2.40)	(5.05)	42.26	(32.88)	55,418	.58		.55		4.03
(1.03)	—	(1.03)	57.39	10.81	1,427	1.37	[6]	1.37	[6]	2.48	[6]
(1.73)	—	(1.73)	52.79	10.64	1,613	1.38		1.38		2.94
(1.68)	—	(1.68)	49.36	2.02	2,106	1.38		1.38		2.94
(1.56)	—	(1.56)	50.04	11.47	3,068	1.39		1.39		2.97
(1.78)	—	(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35		1.33		3.25
(1.03)	—	(1.03)	57.33	10.79	7,296	1.42	[6]	1.42	[6]	2.46	[6]
(1.72)	—	(1.72)	52.75	10.60	6,970	1.43		1.43		2.89
(1.67)	—	(1.67)	49.34	1.98	7,187	1.43		1.43		2.91
(1.54)	—	(1.54)	50.03	11.41	8,196	1.44		1.44		2.92
(1.77)	—	(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40		1.38		3.21
(1.23)	—	(1.23)	57.34	11.20	3,639	.66	[6]	.66	[6]	3.23	[6]
(2.12)	—	(2.12)	52.75	11.44	3,106	.66		.66		3.65
(2.07)	—	(2.07)	49.35	2.78	2,731	.65		.65		3.69
(1.92)	—	(1.92)	50.05	12.31	3,034	.64		.64		3.72
(2.08)	—	(2.08)	46.41	15.43	3,142	.66		.66		4.43
(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701	.62		.59		4.00
(1.29)	—	(1.29)	57.32	11.34	1,967	.42	[6]	.42	[6]	3.44	[6]
(2.24)	—	(2.24)	52.73	11.71	2,132	.41		.41		3.88
(2.19)	—	(2.19)	49.32	3.01	1,492	.41		.41		3.94
(2.04)	—	(2.04)	50.04	12.58	1,239	.40		.40		3.97
(2.18)	—	(2.18)	46.40	15.68	979	.42		.41		4.09
(.54)	—	(.54)	42.26	(22.13)	105	.10		.10		.90
(1.22)	—	(1.22)	57.32	11.17	2,009	.71	[6]	.71	[6]	3.18	[6]
(2.09)	—	(2.09)	52.74	11.39	1,805	.72		.72		3.59
(2.05)	—	(2.05)	49.33	2.72	1,598	.69		.69		3.66
(1.91)	—	(1.91)	50.04	12.26	1,476	.68		.68		3.69
(2.06)	—	(2.06)	46.40	15.36	1,221	.71		.71		4.34
(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011	.66		.63		3.97
(1.00)	—	(1.00)	57.36	10.75	86	1.49	[6]	1.49	[6]	2.37	[6]
(1.67)	—	(1.67)	52.76	10.50	92	1.51		1.51		2.82
(1.63)	—	(1.63)	49.34	1.90	110	1.49		1.49		2.84
(1.52)	—	(1.52)	50.03	11.39	142	1.48		1.48		2.88
(1.75)	—	(1.75)	46.38	14.47	147	1.53		1.52		3.53
(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47		1.44		3.15
(1.01)	—	(1.01)	57.28	10.75	672	1.49	[6]	1.49	[6]	2.40	[6]
(1.69)	—	(1.69)	52.71	10.52	611	1.50		1.50		2.81
(1.65)	—	(1.65)	49.31	1.93	558	1.48		1.48		2.86
(1.53)	—	(1.53)	50.01	11.36	533	1.48		1.48		2.90
(1.76)	—	(1.76)	46.38	14.48	460	1.52		1.52		3.53
(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46		1.44		3.16
(1.16)	—	(1.16)	57.31	11.06	85	.94	[6]	.94	[6]	2.94	[6]
(1.96)	—	(1.96)	52.73	11.10	77	.96		.96		3.35
(1.91)	—	(1.91)	49.33	2.44	69	.96		.96		3.39
(1.77)	—	(1.77)	50.04	11.94	66	.97		.97		3.40
(1.95)	—	(1.95)	46.40	15.05	56	1.01		1.01		4.04
(2.44)	(2.40)	(4.84)	42.26	(33.14)	48	.95		.93		3.67

See page 33 for footnotes.

Capital Income Builder	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-F-1:	Six months ended 4/30/2013[4,5]	$52.75	$.91	$4.95	$5.86
	Year ended 10/31/2012	49.34	1.94	3.67	5.61
	Year ended 10/31/2011	50.05	1.94	(.49)	1.45
	Year ended 10/31/2010	46.41	1.85	3.80	5.65
	Year ended 10/31/2009	42.26	1.90	4.39	6.29
	Year ended 10/31/2008	68.58	2.38	(23.58)	(21.20)
Class R-1:	Six months ended 4/30/2013[4,5]	52.72	.66	4.95	5.61
	Year ended 10/31/2012	49.31	1.48	3.66	5.14
	Year ended 10/31/2011	50.02	1.47	(.50)	.97
	Year ended 10/31/2010	46.38	1.40	3.80	5.20
	Year ended 10/31/2009	42.26	1.50	4.41	5.91
	Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)
Class R-2:	Six months ended 4/30/2013[4,5]	52.72	.67	4.95	5.62
	Year ended 10/31/2012	49.32	1.47	3.66	5.13
	Year ended 10/31/2011	50.02	1.47	(.49)	.98
	Year ended 10/31/2010	46.38	1.38	3.80	5.18
	Year ended 10/31/2009	42.26	1.45	4.41	5.86
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)
Class R-3:	Six months ended 4/30/2013[4,5]	52.74	.78	4.95	5.73
	Year ended 10/31/2012	49.33	1.69	3.67	5.36
	Year ended 10/31/2011	50.04	1.69	(.50)	1.19
	Year ended 10/31/2010	46.40	1.60	3.80	5.40
	Year ended 10/31/2009	42.26	1.68	4.41	6.09
	Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)
Class R-4:	Six months ended 4/30/2013[4,5]	52.74	.87	4.95	5.82
	Year ended 10/31/2012	49.33	1.86	3.66	5.52
	Year ended 10/31/2011	50.04	1.85	(.50)	1.35
	Year ended 10/31/2010	46.40	1.75	3.80	5.55
	Year ended 10/31/2009	42.26	1.81	4.40	6.21
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)
Class R-5:	Six months ended 4/30/2013[4,5]	52.77	.95	4.95	5.90
	Year ended 10/31/2012	49.35	2.01	3.67	5.68
	Year ended 10/31/2011	50.06	2.00	(.50)	1.50
	Year ended 10/31/2010	46.42	1.90	3.79	5.69
	Year ended 10/31/2009	42.26	1.97	4.36	6.33
	Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)
Class R-6:	Six months ended 4/30/2013[4,5]	52.76	.99	4.92	5.91
	Year ended 10/31/2012	49.35	2.02	3.68	5.70
	Year ended 10/31/2011	50.06	2.04	(.51)	1.53
	Year ended 10/31/2010	46.42	1.93	3.78	5.71
	Six months ended 10/31/2009[4]	39.83	1.00	6.55	7.55

	Six months ended	Year ended October 31
	April 30, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	33%	68%	47%	42%	43%	30%

32	Capital Income Builder

Dividends and Distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribution	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net income to average net assets[3]
$(1.28)	$—	$(1.28)	$57.33	11.29%	$60	.49%[6]		.49%[6]		3.40%[6]
(2.20)	—	(2.20)	52.75	11.63	54	.50		.50		3.81
(2.16)	—	(2.16)	49.34	2.95	47	.48		.48		3.87
(2.01)	—	(2.01)	50.05	12.50	42	.47		.47		3.91
(2.14)	—	(2.14)	46.41	15.60	33	.51		.51		4.55
(2.72)	(2.40)	(5.12)	42.26	(32.79)	29	.46		.43		4.20
(1.03)	—	(1.03)	57.30	10.80	149	1.40	[6]	1.40	[6]	2.47	[6]
(1.73)	—	(1.73)	52.72	10.63	151	1.41		1.41		2.90
(1.68)	—	(1.68)	49.31	1.96	145	1.41		1.41		2.93
(1.56)	—	(1.56)	50.02	11.45	154	1.42		1.42		2.96
(1.79)	—	(1.79)	46.38	14.55	125	1.45		1.45		3.59
(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38		1.36		3.26
(1.04)	—	(1.04)	57.30	10.83	765	1.37	[6]	1.37	[6]	2.51	[6]
(1.73)	—	(1.73)	52.72	10.60	720	1.41		1.41		2.90
(1.68)	—	(1.68)	49.32	1.98	687	1.42		1.42		2.92
(1.54)	—	(1.54)	50.02	11.40	702	1.45		1.45		2.92
(1.74)	—	(1.74)	46.38	14.44	633	1.56		1.55		3.48
(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45		1.43		3.18
(1.15)	—	(1.15)	57.32	11.02	1,013	.97	[6]	.97	[6]	2.91	[6]
(1.95)	—	(1.95)	52.74	11.10	953	.98		.98		3.33
(1.90)	—	(1.90)	49.33	2.42	885	.97		.97		3.37
(1.76)	—	(1.76)	50.04	11.92	907	.98		.98		3.38
(1.95)	—	(1.95)	46.40	15.04	801	1.02		1.02		4.03
(2.43)	(2.40)	(4.83)	42.26	(33.14)	664	.96		.94		3.67
(1.24)	—	(1.24)	57.32	11.22	508	.65	[6]	.65	[6]	3.24	[6]
(2.11)	—	(2.11)	52.74	11.46	452	.66		.66		3.65
(2.06)	—	(2.06)	49.33	2.74	391	.66		.66		3.68
(1.91)	—	(1.91)	50.04	12.27	386	.67		.67		3.70
(2.07)	—	(2.07)	46.40	15.39	347	.70		.69		4.32
(2.61)	(2.40)	(5.01)	42.26	(32.93)	240	.65		.63		3.99
(1.32)	—	(1.32)	57.35	11.38	505	.35	[6]	.35	[6]	3.54	[6]
(2.26)	—	(2.26)	52.77	11.79	449	.36		.36		3.94
(2.21)	—	(2.21)	49.35	3.05	393	.37		.37		3.98
(2.05)	—	(2.05)	50.06	12.60	446	.37		.37		4.00
(2.17)	—	(2.17)	46.42	15.72	376	.40		.40		4.83
(2.78)	(2.40)	(5.18)	42.26	(32.73)	717	.36		.34		4.28
(1.33)	—	(1.33)	57.34	11.39	2,267	.30	[6]	.30	[6]	3.68	[6]
(2.29)	—	(2.29)	52.76	11.83	1,039	.32		.32		3.96
(2.24)	—	(2.24)	49.35	3.11	668	.32		.32		4.06
(2.07)	—	(2.07)	50.06	12.66	502	.32		.32		4.08
(.96)	—	(.96)	46.42	19.10	318	.366		.366		4.536

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.

See Notes to Financial Statements

Capital Income Builder	33

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Capital Income Builder

	Beginning account value 11/1/2012	Ending account value 4/30/2013	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,112.34	$3.19	.61%
Class A — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class B — actual return	1,000.00	1,108.09	7.16	1.37
Class B — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class C — actual return	1,000.00	1,107.87	7.42	1.42
Class C — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 — actual return	1,000.00	1,111.99	3.46	.66
Class F-1 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class F-2 — actual return	1,000.00	1,113.44	2.20	.42
Class F-2 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A — actual return	1,000.00	1,111.66	3.72	.71
Class 529-A — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B — actual return	1,000.00	1,107.51	7.79	1.49
Class 529-B — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-C — actual return	1,000.00	1,107.53	7.79	1.49
Class 529-C — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E — actual return	1,000.00	1,110.63	4.92	.94
Class 529-E — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 — actual return	1,000.00	1,112.89	2.57	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,107.97	7.32	1.40
Class R-1 — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 — actual return	1,000.00	1,108.26	7.16	1.37
Class R-2 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-3 — actual return	1,000.00	1,110.23	5.08	.97
Class R-3 — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class R-4 — actual return	1,000.00	1,112.20	3.40	.65
Class R-4 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 — actual return	1,000.00	1,113.76	1.83	.35
Class R-5 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 — actual return	1,000.00	1,113.94	1.57	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Capital Income Builder	35

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):	1 year	5 years	10 years/ Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	6.11%	2.46%	7.99%
Not reflecting CDSC	11.11	2.81	7.99

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	10.05	2.76	7.77
Not reflecting CDSC	11.05	2.76	7.77

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	11.88	3.56	8.60

Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	12.16	—	4.89

Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	5.42	2.30	7.93
Not reflecting maximum sales charge	11.85	3.52	8.57

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	5.94	2.34	7.86
Not reflecting CDSC	10.94	2.69	7.86

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	9.96	2.70	7.69
Not reflecting CDSC	10.96	2.70	7.69

Class 529-E shares[3,4]	11.56	3.23	8.25

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	12.06	3.73	8.72

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

36	Capital Income Builder

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

350 South Grand Avenue

Los Angeles, CA 90071-2889

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2013, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder® Investment Portfolio April 30, 2013

unaudited

Common stocks 76.97%
		Value
Consumer staples 12.57%	Shares	(000)

Philip Morris International Inc.	31,512,000	$ 3,012,232
Altria Group, Inc.	68,828,100	2,512,914
British American Tobacco PLC[1]	13,329,337	738,741
Reynolds American Inc.	15,165,000	719,124
Lorillard, Inc.	13,552,312	581,259
Nestlé SA1	6,610,000	472,340
Kraft Foods Group, Inc.	8,282,666	426,475
Wesfarmers Ltd.[1]	8,621,573	387,852
Diageo PLC[1]	10,670,000	325,576
Kimberly-Clark Corp.	3,000,000	309,570
PepsiCo, Inc.	3,317,000	273,553
ConAgra Foods, Inc.	5,260,000	186,046
Coca-Cola Co.	3,984,800	168,677
Treasury Wine Estates Ltd.[1]	25,637,502	155,258
Kellogg Co.	2,136,000	138,925
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	3,166,600	133,061
Mondelez International, Inc.	4,135,000	130,046
Koninklijke Ahold NV1	2,975,000	47,011
Imperial Tobacco Group PLC[1]	947,396	33,877
Philip Morris CR as1	42,500	24,263
Orior AG1,2	385,000	20,703
Convenience Retail Asia Ltd.[1]	13,370,000	9,441
Hillshire Brands Co.	140,708	5,053
		10,811,997
Telecommunication services 10.50%

Verizon Communications Inc.	34,826,600	1,877,502
AT&T Inc.	38,265,230	1,433,416
Singapore Telecommunications Ltd.[1]	402,544,500	1,285,348
Vodafone Group PLC[1]	379,166,000	1,158,198
Vodafone Group PLC (ADR)	1,860,000	56,897
CenturyLink, Inc.[2]	31,143,235	1,170,051
TeliaSonera AB1	49,141,277	338,650
OJSC Mobile TeleSystems (ADR)	12,679,654	262,469
Ziggo NV1	6,886,152	247,168
Advanced Info Service PCL[1]	24,369,600	225,025
Taiwan Mobile Co., Ltd.[1]	50,980,000	185,786
Türk Telekomünikasyon AS, Class D1	33,782,000	160,374
Belgacom SA1	5,030,800	116,106
Philippine Long Distance Telephone Co.[1]	1,436,250	106,332
Hutchison Telecommunications Hong Kong Holdings Ltd.[1]	177,576,000	95,096
MTN Group Ltd.[1]	5,156,000	92,993
OJSC MegaFon (GDR)[1,3,4]	3,000,000	92,700
Telefónica Czech Republic, AS1	5,216,959	75,471
Common stocks
		Value
Telecommunication services (continued)	Shares	(000)

France Télécom SA1	3,055,000	$ 32,635
BCE Inc.	495,000	23,186
KT Corp. (ADR)	206,800	3,363
		9,038,766
Utilities 10.37%

National Grid PLC[1]	146,538,954	1,867,505
SSE PLC[1,2]	61,403,600	1,485,562
Dominion Resources, Inc.	13,166,980	812,139
Power Assets Holdings Ltd.[1]	50,643,500	495,537
FirstEnergy Corp.	9,989,000	465,487
Southern Co.	8,400,000	405,132
GDF SUEZ[1]	15,648,065	336,783
Duke Energy Corp.	4,335,269	326,012
PG&E Corp.	5,930,000	287,249
Exelon Corp.	7,270,000	272,698
EDP — Energias de Portugal, SA1	75,401,327	259,408
PT Perusahaan Gas Negara (Persero) Tbk[1]	351,404,000	226,001
Public Service Enterprise Group Inc.	6,027,600	220,670
DTE Energy Co.	2,750,000	200,420
Ratchaburi Electricity Generating Holding PCL[1,2]	94,250,000	190,849
Xcel Energy Inc.	5,516,000	175,354
CEZ, a s1	5,719,921	165,726
NextEra Energy, Inc.	2,000,000	164,060
Glow Energy PCL[1]	57,648,000	151,315
Electricity Generating PCL[1]	19,107,828	100,080
SUEZ Environnement Co.[1]	5,760,899	82,878
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	5,712,500	73,291
Entergy Corp.	752,500	53,601
PPL Corp.	1,000,000	33,380
AES Tietê SA, ordinary nominative	3,031,300	28,029
EDP — Energias do Brasil SA	4,020,000	24,653
Ameren Corp.	429,120	15,556
		8,919,375
Financials 9.99%

HSBC Holdings PLC (Hong Kong)[1]	63,875,655	697,021
HSBC Holdings PLC (United Kingdom)[1]	27,809,535	304,704
HCP, Inc.	14,550,500	775,542
Sampo Oyj, Class A1	13,367,280	534,464
Prudential PLC[1]	29,856,089	512,701
Westfield Group[1]	39,300,683	474,937
Westpac Banking Corp.[1]	10,176,077	357,112
Public Storage	2,150,000	354,750
Link Real Estate Investment Trust[1]	62,280,000	352,949
Principal Financial Group, Inc.	8,131,600	293,551
NYSE Euronext	6,904,590	267,967
Royal Bank of Canada	4,206,511	253,781
Credit Suisse Group AG1	8,791,870	244,703
Starwood Property Trust, Inc.[2]	8,609,000	236,661
Bank of Nova Scotia	3,847,200	221,831
CapitaCommercial Trust[1,2]	159,709,300	221,804
China Construction Bank Corp., Class H1	246,495,360	206,773
JPMorgan Chase & Co.	4,170,000	204,372
Common stocks
		Value
Financials (continued)	Shares	(000)

BNP Paribas SA1	3,575,373	$ 199,362
Bank of China Ltd., Class H1	376,260,000	177,676
Ascendas Real Estate Investment Trust[1]	79,480,000	177,633
Industrial and Commercial Bank of China Ltd., Class H1	225,656,260	159,032
CapitaMall Trust[1]	63,477,210	119,721
Arthur J. Gallagher & Co.	2,749,089	116,699
Old Republic International Corp.	7,541,200	101,806
Sunway Real Estate Investment Trust[1,2]	189,500,000	99,646
Frasers Centrepoint Trust[1,2]	53,464,000	97,758
Banco Bilbao Vizcaya Argentaria, SA1	8,831,398	86,261
Banco Bilbao Vizcaya Argentaria, SA, non-registered shares[1,4]	157,703	1,540
Keppel REIT[1]	63,594,700	78,006
Banco Bradesco SA, preferred nominative	4,535,710	74,584
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund[1,2]	145,255,000	73,780
BM&FBOVESPA SA, ordinary nominative	8,900,000	61,787
Hang Seng Bank Ltd.[1]	3,560,000	59,607
CapitaRetail China Trust[1]	35,622,000	48,740
Champion Real Estate Investment Trust[1]	92,611,638	48,722
Cache Logistics Trust[1,2]	41,000,000	47,099
Equity Residential, shares of beneficial interest	750,500	43,574
Hudson City Bancorp, Inc.	4,885,000	40,594
Westfield Retail Trust, units[1]	10,199,334	34,910
CDL Hospitality Trusts[1]	19,078,500	31,062
Ascott Residence Trust[1]	23,302,000	26,592
Parkway Life Real Estate Investment Trust[1]	8,300,000	18,005
Société Générale[1,4]	376,945	13,702
United Bankshares, Inc.	500,000	12,655
Astoria Financial Corp.	1,177,500	11,292
Fannie Mae[4]	12,458,206	10,303
Freddie Mac[4]	5,300,000	4,293
WMI Holdings Corp.[4]	1,517,279	910
		8,592,974
Health care 9.00%

Novartis AG1	31,879,000	2,370,339
AbbVie Inc.	36,538,000	1,682,575
GlaxoSmithKline PLC[1]	49,349,000	1,273,152
Amgen Inc.	8,520,000	887,869
Johnson & Johnson	3,000,000	255,690
Sonic Healthcare Ltd.[1]	14,481,270	198,903
Bristol-Myers Squibb Co.	5,000,000	198,600
Bayer AG1	1,864,000	194,511
Merck & Co., Inc.	3,936,000	184,992
Orion Oyj, Class B1	6,289,699	180,748
Roche Holding AG1	593,200	148,513
Pfizer Inc.	4,779,500	138,940
Oriola-KD Oyj, Class B1	4,205,677	12,964
St.Shine Optical Co. Ltd.[1]	578,000	12,149
		7,739,945
Energy 4.94%

BP PLC[1]	134,153,000	972,279
Kinder Morgan, Inc.	24,210,873	946,645
Royal Dutch Shell PLC, Class B1	22,970,432	802,431
Eni SpA[1]	21,487,000	513,834
Common stocks
		Value
Energy (continued)	Shares	(000)

ConocoPhillips	5,185,100	$ 313,439
Chevron Corp.	2,302,500	280,928
Husky Energy Inc.	7,021,800	202,963
Spectra Energy Corp	2,783,220	87,755
OJSC Gazprom (ADR)[1]	10,490,000	83,292
TOTAL SA1	500,512	25,287
Woodside Petroleum Ltd.[1]	470,230	18,340
		4,247,193
Industrials 4.85%

Lockheed Martin Corp.	6,818,500	675,645
General Electric Co.	22,445,000	500,299
Waste Management, Inc.	11,183,600	458,304
Singapore Technologies Engineering Ltd[1]	91,974,000	329,711
Hutchison Port Holdings Trust[1]	323,819,000	269,884
BAE Systems PLC[1]	44,831,767	261,765
China Merchants Holdings (International) Co., Ltd.[1]	51,683,366	164,855
VINCI SA1	3,315,000	160,044
R.R. Donnelley & Sons Co.[2]	12,206,957	150,268
BTS Rail Mass Transit Growth Infrastructure Fund[1,2,4]	357,582,800	147,419
Schneider Electric SA1	1,315,000	100,536
Atlas Copco AB, Class B1	3,725,000	88,374
Hays PLC[1]	49,419,900	71,847
Emerson Electric Co.	1,280,000	71,053
Sydney Airport[1]	19,581,439	70,252
Go-Ahead Group PLC[1,2]	2,725,000	65,621
SATS Ltd.[1]	24,526,000	62,751
SMRT Corp. Ltd.[1]	51,160,000	61,507
Hopewell Highway Infrastructure Ltd.[1]	117,953,430	58,217
Securitas AB, Class B1	5,873,565	57,572
Uponor Oyj[1]	3,654,768	54,103
Geberit AG1	171,319	41,860
BELIMO Holding AG1	18,215	41,453
IMI PLC[1]	2,125,000	40,956
United Parcel Service, Inc., Class B	440,000	37,770
SIA Engineering Co. Ltd.[1]	8,617,000	35,419
Sandvik AB1	1,989,922	28,210
United Technologies Corp.	242,000	22,092
Watsco, Inc.	228,000	19,239
Steelcase Inc., Class A	1,317,000	16,726
AB SKF, Class B1	530,000	12,336
		4,176,088
Consumer discretionary 4.09%

British Sky Broadcasting Group PLC[1]	36,590,006	480,088
Darden Restaurants, Inc.[2]	8,429,000	435,189
Reed Elsevier PLC[1]	30,425,000	355,503
William Hill PLC[1,2]	52,691,818	348,798
Daimler AG1	3,672,400	203,220
Home Depot, Inc.	2,541,000	186,382
Ladbrokes PLC[1,2]	59,622,507	175,701
Li & Fung Ltd.[1]	128,898,000	167,014
Mattel, Inc.	3,500,000	159,810
Greene King PLC[1,2]	14,073,299	159,017
Common stocks
		Value
Consumer discretionary (continued)	Shares	(000)

Garmin Ltd.	3,923,672	$ 137,643
Kingfisher PLC[1]	22,200,628	107,994
H & M Hennes & Mauritz AB, Class B1	3,046,000	107,865
Genuine Parts Co.	1,160,000	88,543
SES SA, Class A (FDR)[1]	2,800,000	87,501
Intercontinental Hotels Group PLC[1]	2,251,528	66,398
Leggett & Platt, Inc.	1,765,800	56,929
Stella International Holdings Ltd.[1]	17,604,000	52,013
Ekornes ASA[1,2]	1,990,851	31,891
Bijou Brigitte modische Accessoires AG1	233,795	23,386
Headlam Group PLC[1]	3,808,547	20,355
Marks and Spencer Group PLC[1]	2,880,000	18,279
mobilezone holding ag, non-registered shares[1]	1,785,000	17,353
TAKKT AG1	1,023,877	17,120
Café de Coral Holdings Ltd.[1]	3,600,000	11,444
Darty PLC[1]	7,266,600	5,531
		3,520,967
Information technology 3.19%

Microsoft Corp.	20,675,000	684,343
Delta Electronics, Inc.[1]	84,649,233	406,411
Texas Instruments Inc.	10,815,000	391,611
Quanta Computer Inc.[1]	139,758,660	289,200
Maxim Integrated Products, Inc.	8,290,700	256,431
Siliconware Precision Industries Co., Ltd.[1,2]	173,970,300	208,842
Analog Devices, Inc.	3,451,200	151,818
Playtech Ltd.[1]	10,202,254	97,260
Playtech Ltd.[1,3]	2,300,000	21,927
VTech Holdings Ltd.[1]	6,688,200	85,377
Moneysupermarket.com Group PLC[1]	25,903,345	80,887
Neopost SA1	733,281	48,327
HTC Corp.[1]	1,435,700	14,661
Compal Electronics, Inc.[1]	17,984,000	11,654
		2,748,749
Materials 3.17%

Dow Chemical Co.	15,094,000	511,838
Amcor Ltd.[1]	42,943,530	441,018
BASF SE1	3,340,000	311,987
RPM International, Inc.[2]	8,340,000	270,216
CRH PLC[1]	12,528,309	269,459
Koninklijke DSM NV1	3,271,000	210,870
Israel Chemicals Ltd.[1]	13,793,383	164,521
E.I. du Pont de Nemours and Co.	3,000,000	163,530
Fletcher Building Ltd.[1]	21,176,596	160,752
Air Products and Chemicals, Inc.	1,500,000	130,440
Formosa Plastics Corp.[1]	18,140,000	44,035
Akzo Nobel NV1	600,000	36,192
Formosa Chemicals & Fibre Corp.[1]	3,000,000	7,028
voestalpine AG1	183,000	5,729
		2,727,615
Miscellaneous 4.30%

Other common stocks in initial period of acquisition		3,699,821
Total common stocks (cost: $53,013,494,000)		66,223,490
Preferred stocks 0.05%
		Value
Utilities 0.03%	Shares	(000)

Southern Co. 5.625%	800,000	$ 20,475
Financials 0.02%

CoBank, ACB, Class E, noncumulative[3]	13,000	8,687
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,790
Goldman Sachs Group, Inc., Series J, 5.5% depositary shares[4]	188,000	4,849
		19,326
Total preferred stocks (cost: $42,718,000)		39,801
Convertible securities 0.18%

Utilities 0.07%

PPL Corp. 9.50% convertible preferred 2013, units	1,000,000	58,450
Financials 0.03%

Bank of America Corp., Series L, 7.25% convertible preferred	18,000	22,404
Fannie Mae 5.375% convertible preferred 2032[4]	240	3,852
		26,256
Consumer staples 0.02%

Universal Corp. 6.75% convertible preferred	16,000	20,754
Industrials 0.02%

United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	16,611
Miscellaneous 0.04%

Other convertible securities in initial period of acquisition		32,148
Total convertible securities (cost: $147,386,000)		154,219
Bonds, notes & loans 19.33%
	Principal amount
Mortgage-backed obligations[5] 5.70%	(000)

Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$ 2,053	2,178
Fannie Mae 4.50% 2019	5,530	5,929
Fannie Mae 5.50% 2019	705	757
Fannie Mae 4.50% 2020	2,083	2,234
Fannie Mae 5.50% 2020	1,888	2,039
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	8,825	9,295
Fannie Mae 6.00% 2021	2,147	2,396
Fannie Mae 2.50% 2022	8,491	8,934
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	627	629
Fannie Mae 2.50% 2023	42,841	44,968
Fannie Mae 5.00% 2023	3,591	3,873
Fannie Mae 4.00% 2024	7,348	7,848
Fannie Mae 4.50% 2024	19,966	21,417
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 4.50% 2024	$ 5,515	$ 5,916
Fannie Mae 6.00% 2024	5,739	6,369
Fannie Mae 6.00% 2024	52	58
Fannie Mae 3.50% 2025	11,436	12,159
Fannie Mae 3.50% 2026	40,139	42,674
Fannie Mae 6.00% 2026	22,890	25,442
Fannie Mae 6.00% 2026	2,304	2,560
Fannie Mae 2.50% 2027	117,836	123,477
Fannie Mae 2.50% 2027	30,296	31,747
Fannie Mae 2.50% 2027	20,558	21,543
Fannie Mae 2.50% 2027	10,565	11,067
Fannie Mae 2.50% 2027	10,376	10,873
Fannie Mae 2.50% 2027	6,422	6,733
Fannie Mae 2.50% 2027	4,584	4,805
Fannie Mae 2.50% 2027	4,582	4,801
Fannie Mae 2.50% 2027	4,563	4,784
Fannie Mae 2.50% 2027	4,557	4,778
Fannie Mae 2.50% 2027	1,161	1,217
Fannie Mae 2.50% 2027	1,084	1,136
Fannie Mae 2.50% 2027	238	250
Fannie Mae 3.00% 2027	59,067	62,420
Fannie Mae 6.00% 2027	39,552	43,945
Fannie Mae 2.00% 2028	256,630	262,479
Fannie Mae 2.50% 2028	144,038	150,317
Fannie Mae 2.50% 2028	47,242	49,503
Fannie Mae 3.00% 2028	223,026	235,153
Fannie Mae 3.00% 2028	56,991	60,170
Fannie Mae 3.50% 2028	101,765	108,125
Fannie Mae 6.00% 2028	1,631	1,817
Fannie Mae 6.00% 2028	1,036	1,154
Fannie Mae 6.00% 2028	907	1,011
Fannie Mae 6.00% 2028	905	1,007
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,268	1,432
Fannie Mae 5.50% 2033	1,149	1,263
Fannie Mae 5.00% 2035	23,086	25,126
Fannie Mae 5.00% 2035	1,990	2,159
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	6,383	7,142
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	5,692	5,427
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	4,517	4,348
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	943	854
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	800	759
Fannie Mae, Series 2006-65, Class PF, 0.48% 2036[6]	5,425	5,430
Fannie Mae 5.00% 2036	32,221	35,019
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	8,975	10,042
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	32,503	36,367
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	22,401	24,978
Fannie Mae 6.00% 2036	19,001	20,827
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	17,074	19,309
Fannie Mae 6.00% 2036	13,581	14,885
Fannie Mae 6.00% 2036	9,869	10,818
Fannie Mae 6.00% 2036	9,258	10,147
Fannie Mae 6.00% 2036	3,827	4,195
Fannie Mae 6.50% 2036	456	515
Fannie Mae 7.00% 2036	699	778
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 7.50% 2036	$ 206	$ 236
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	40,197	44,766
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	22,461	25,270
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	7,752	8,557
Fannie Mae 5.50% 2037	1,109	1,219
Fannie Mae 6.00% 2037	3,307	3,620
Fannie Mae 6.50% 2037	7,156	7,975
Fannie Mae 6.50% 2037	834	929
Fannie Mae 6.50% 2037	758	842
Fannie Mae 6.50% 2037	187	207
Fannie Mae 7.00% 2037	12,255	14,017
Fannie Mae 7.00% 2037	879	1,011
Fannie Mae 7.50% 2037	1,969	2,250
Fannie Mae 7.50% 2037	750	857
Fannie Mae 7.50% 2037	551	634
Fannie Mae 7.50% 2037	419	479
Fannie Mae 7.50% 2037	119	136
Fannie Mae 2.585% 2038[6]	6,377	6,819
Fannie Mae 5.171% 2038[6]	4,879	5,264
Fannie Mae 5.31% 2038[6]	528	575
Fannie Mae 5.50% 2038	11,682	12,710
Fannie Mae 5.50% 2038	9,051	9,847
Fannie Mae 5.50% 2038	4,707	5,121
Fannie Mae 5.50% 2038	2,313	2,516
Fannie Mae 5.50% 2038	1,472	1,601
Fannie Mae 6.00% 2038	16,783	18,716
Fannie Mae 6.00% 2038	16,089	17,569
Fannie Mae 6.00% 2038	5,834	6,385
Fannie Mae 7.00% 2038	326	375
Fannie Mae 3.489% 2039[6]	6,406	6,856
Fannie Mae 3.597% 2039[6]	3,551	3,758
Fannie Mae 3.664% 2039[6]	5,828	6,196
Fannie Mae 3.706% 2039[6]	2,106	2,203
Fannie Mae 3.707% 2039[6]	2,830	3,004
Fannie Mae 3.746% 2039[6]	3,870	4,139
Fannie Mae 3.76% 2039[6]	6,168	6,566
Fannie Mae 3.80% 2039[6]	3,805	4,034
Fannie Mae 3.91% 2039[6]	5,626	5,997
Fannie Mae 3.937% 2039[6]	3,363	3,582
Fannie Mae 3.941% 2039[6]	1,385	1,472
Fannie Mae 3.951% 2039[6]	1,116	1,215
Fannie Mae 5.50% 2039	1,207	1,316
Fannie Mae 4.00% 2040	4,820	5,161
Fannie Mae 4.191% 2040[6]	5,002	5,354
Fannie Mae 4.403% 2040[6]	6,857	7,351
Fannie Mae 4.50% 2040	479	526
Fannie Mae 4.50% 2040	196	217
Fannie Mae 5.00% 2040	5,151	5,740
Fannie Mae 5.00% 2040	3,876	4,319
Fannie Mae 6.00% 2040	72,116	78,931
Fannie Mae 3.545% 2041[6]	2,359	2,505
Fannie Mae 3.772% 2041[6]	5,949	6,361
Fannie Mae 4.00% 2041	203,497	217,978
Fannie Mae 4.00% 2041	36,877	39,484
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Fannie Mae 4.00% 2041	$ 32,729	$ 35,933
Fannie Mae 4.00% 2041	17,008	18,280
Fannie Mae 4.00% 2041	12,901	13,819
Fannie Mae 4.00% 2041	5,465	5,954
Fannie Mae 4.00% 2041	4,131	4,425
Fannie Mae 4.50% 2041	19,370	21,272
Fannie Mae 4.50% 2041	1,420	1,559
Fannie Mae 5.00% 2041	18,144	20,219
Fannie Mae 5.00% 2041	8,862	9,875
Fannie Mae 5.00% 2041	5,798	6,510
Fannie Mae 5.00% 2041	5,429	6,030
Fannie Mae 5.00% 2041	4,731	5,257
Fannie Mae 5.00% 2041	4,233	4,769
Fannie Mae 6.00% 2041	32,245	35,959
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	174	199
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	145	174
Fannie Mae 3.50% 2042	47,854	51,253
Fannie Mae 3.50% 2042	47,508	51,030
Fannie Mae 3.50% 2042	21,004	22,404
Fannie Mae 3.50% 2042	11,368	12,211
Fannie Mae 3.50% 2042	11,226	12,012
Fannie Mae 3.50% 2042	10,311	11,033
Fannie Mae 4.00% 2042	185,999	199,962
Fannie Mae 4.00% 2042	56,886	61,157
Fannie Mae 4.00% 2042	49,574	53,295
Fannie Mae 4.00% 2042	35,760	38,305
Fannie Mae 4.00% 2042	21,081	22,664
Fannie Mae 3.50% 2043	244,494	260,539
Fannie Mae 4.00% 2043	134,818	144,297
Fannie Mae 4.50% 2043	75,013	80,850
Fannie Mae 5.50% 2043	65,220	70,927
Fannie Mae 6.00% 2043	20,980	22,934
Fannie Mae 7.00% 2047	643	720
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,749
Freddie Mac 5.50% 2019	2,383	2,567
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022	18,009	18,190
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	20,110	20,563
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	41,420	42,246
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022	5,965	6,188
Freddie Mac, Series 2642, Class BL, 3.50% 2023	1,928	2,010
Freddie Mac, Series 2626, Class NG, 3.50% 2023	598	624
Freddie Mac 4.50% 2023	140	152
Freddie Mac 5.50% 2023	4,026	4,320
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,284	1,444
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	1,954	1,834
Freddie Mac 6.00% 2026	6,023	6,696
Freddie Mac 6.00% 2026	4,932	5,481
Freddie Mac 5.50% 2027	10,185	11,129
Freddie Mac 6.50% 2027	7,035	7,862
Freddie Mac 4.50% 2029	784	843
Freddie Mac 4.50% 2029	123	132
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,380	2,649
Freddie Mac, Series 2122, Class QM, 6.25% 2029	4,242	4,791
Freddie Mac 4.50% 2030	825	888
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 6.50% 2032	$ 1,137	$ 1,308
Freddie Mac 4.50% 2035	1,155	1,239
Freddie Mac 4.50% 2035	607	651
Freddie Mac 4.50% 2035	40	42
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,490	8,324
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	8,776	8,453
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	5,064	4,678
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,428	2,243
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,372	2,213
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,128	2,022
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,301	1,238
Freddie Mac 4.50% 2036	4,901	5,248
Freddie Mac, Series 3156, Class NG, 6.00% 2036	22,493	25,451
Freddie Mac 2.863% 2037[6]	4,122	4,414
Freddie Mac, Series 3286, Class JN, 5.50% 2037	12,632	13,902
Freddie Mac, Series 3271, Class OA, 6.00% 2037	15,972	18,096
Freddie Mac 2.57% 2038[6]	3,456	3,691
Freddie Mac 4.954% 2038[6]	3,232	3,434
Freddie Mac 5.00% 2038	4,889	5,291
Freddie Mac 5.00% 2038	986	1,068
Freddie Mac 5.00% 2038	920	995
Freddie Mac 5.00% 2038	21	22
Freddie Mac 5.50% 2038	45,063	48,672
Freddie Mac 5.50% 2038	15,794	17,059
Freddie Mac 3.66% 2039[6]	1,737	1,853
Freddie Mac 4.50% 2039	9,047	9,687
Freddie Mac 4.50% 2039	4,063	4,350
Freddie Mac 4.50% 2039	3,842	4,114
Freddie Mac 4.50% 2039	313	335
Freddie Mac 5.00% 2039	36,141	38,799
Freddie Mac 5.50% 2039	50,720	54,783
Freddie Mac 5.50% 2039	5,143	5,555
Freddie Mac 4.50% 2040	5,169	5,537
Freddie Mac 4.50% 2040	4,619	4,949
Freddie Mac 4.50% 2040	4,145	4,441
Freddie Mac 4.50% 2040	2,734	2,929
Freddie Mac 4.50% 2040	178	191
Freddie Mac 6.00% 2040	502	547
Freddie Mac 4.50% 2041	51,078	54,828
Freddie Mac 4.50% 2041	8,626	9,259
Freddie Mac 4.50% 2041	7,971	8,556
Freddie Mac 4.50% 2041	6,133	6,584
Freddie Mac 4.50% 2041	2,143	2,295
Freddie Mac 4.50% 2041	1,583	1,699
Freddie Mac 4.50% 2041	1,473	1,581
Freddie Mac 4.50% 2041	1,440	1,543
Freddie Mac 4.50% 2041	1,424	1,526
Freddie Mac 4.50% 2041	1,237	1,327
Freddie Mac 4.50% 2041	1,145	1,229
Freddie Mac 4.50% 2041	999	1,073
Freddie Mac 4.50% 2041	123	131
Freddie Mac 5.00% 2041	1,977	2,214
Freddie Mac 5.00% 2041	894	989
Freddie Mac 5.50% 2041	24,343	26,293
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Freddie Mac 4.50% 2042	$32,147	$34,422
Freddie Mac 4.50% 2042	1,420	1,525
Freddie Mac 4.50% 2042	1,202	1,291
Freddie Mac 6.50% 2047	1,126	1,236
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	4,781	4,541
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	3,866	3,645
Government National Mortgage Assn. 4.50% 2037	7,092	7,739
Government National Mortgage Assn. 6.00% 2039	13,732	15,586
Government National Mortgage Assn. 6.50% 2039	2,115	2,420
Government National Mortgage Assn. 3.50% 2040	674	736
Government National Mortgage Assn. 5.00% 2040	9,360	10,061
Government National Mortgage Assn. 5.50% 2040	14,985	16,767
Government National Mortgage Assn. 4.50% 2041	9,831	10,773
Government National Mortgage Assn. 5.00% 2041	7,945	8,699
Government National Mortgage Assn. 6.50% 2041	3,930	4,492
Government National Mortgage Assn. 3.50% 2043	45,000	48,790
Government National Mortgage Assn. 4.00% 2043	30,068	32,704
Government National Mortgage Assn. 5.816% 2058	12,293	13,318
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,196	1,331
Government National Mortgage Assn. 6.172% 2058	793	880
Government National Mortgage Assn. 6.205% 2058	3,861	4,288
Government National Mortgage Assn. 6.22% 2058	1,719	1,862
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,525	2,555
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,403
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[6]	14,840	16,131
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.059% 2045[6]	40,508	45,932
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[3]	11,255	12,043
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	17,400	18,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	2,760	2,789
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% 2049	18,065	19,217
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.91% 2049[6]	9,597	11,160
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-M, 6.198% 2051[6]	2,475	2,887
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[6]	38,142	38,207
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.06% 2038[6]	14,395	16,337
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,609
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[6]	5,750	6,629
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	395	417
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	257	277
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	308	322
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	5,176	5,310
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 2038[6]	756	759
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,885	37,024
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	1,998	2,250
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.581% 2039[6]	9,023	9,361
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[6]	25,000	28,129
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.13% 2049[6]	1,250	1,475
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.856% 2042[6]	20,105	22,730
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	1,290	1,461
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.094% 2049[6]	2,500	2,929
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	23,789	25,556
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	8,000	8,500
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[3]	12,500	13,858
Northern Rock PLC 5.625% 2017[3]	12,857	15,107
Northern Rock PLC 5.625% 2017	6,000	7,050
Bonds, notes & loans
	Principal amount	Value
Mortgage-backed obligations[5] (continued)	(000)	(000)

Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	$ 19,518	$ 22,060
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	2,750	3,152
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A-M, 6.17% 2045[6]	2,000	2,291
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[6]	12,660	14,260
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.471% 2045[6]	16,555	16,600
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	2,500	2,857
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[6]	2,500	2,682
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[6]	6,000	6,997
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.891% 2045[6]	4,955	5,117
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.796% 2049[6]	5,000	5,757
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	9,500	10,494
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	8,695	8,894
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-M, 5.466% 2045[6]	5,197	5,792
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 6.122% 2051[6]	2,500	2,898
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[3,6]	2,656	2,731
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 3.016% 2034[6]	1,284	1,348
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	360	369
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.747% 2034[6]	160	164
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	34	35
		4,901,495
U.S. Treasury bonds & notes 3.84%
U.S. Treasury 3.43%

U.S. Treasury 0.125% 2013	9,250	9,252
U.S. Treasury 2.75% 2013	25,000	25,332
U.S. Treasury 3.125% 2013	98,170	99,163
U.S. Treasury 4.25% 2013	100,000	101,225
U.S. Treasury 1.875% 2014	78,250	79,385
U.S. Treasury 2.625% 2014	86,140	88,791
U.S. Treasury 4.25% 2014	100,000	106,237
U.S. Treasury 4.25% 2015	75,000	81,845
U.S. Treasury 9.875% 2015	106,950	132,944
U.S. Treasury 10.625% 2015	7,500	9,281
U.S. Treasury 11.25% 2015	216,420	259,146
U.S. Treasury 1.75% 2016	10,000	10,434
U.S. Treasury 2.625% 2016	25,000	26,645
U.S. Treasury 3.25% 2016	50,000	54,568
U.S. Treasury 4.50% 2016	40,000	44,689
U.S. Treasury 7.50% 2016	190,000	237,278
U.S. Treasury 9.25% 2016	96,000	119,925
U.S. Treasury 0.625% 2017	3,605	3,610
U.S. Treasury 0.75% 2017	55,110	55,637
U.S. Treasury 0.875% 2017	63,750	64,729
U.S. Treasury 1.00% 2017	45,000	45,919
U.S. Treasury 3.25% 2017	39,400	43,668
U.S. Treasury 8.75% 2017	50,000	66,555
U.S. Treasury 8.875% 2017	135,850	184,088
U.S. Treasury 0.75% 2018	41,750	41,973
U.S. Treasury 0.75% 2018	35,000	35,157
U.S. Treasury 8.125% 2019	43,440	62,742
U.S. Treasury 3.50% 2020	25,000	29,109
U.S. Treasury 8.75% 2020	81,680	125,608
U.S. Treasury 8.75% 2020	30,000	45,727
U.S. Treasury 2.00% 2021	55,000	57,510
Bonds, notes & loans
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 3.625% 2021	$ 10,000	$ 11,769
U.S. Treasury 8.00% 2021	22,500	34,591
U.S. Treasury 8.125% 2021	25,000	38,457
U.S. Treasury 1.625% 2022	204,020	203,769
U.S. Treasury 2.00% 2023	81,000	83,385
U.S. Treasury 6.25% 2023	25,000	35,865
U.S. Treasury 7.125% 2023	25,000	37,641
U.S. Treasury 6.875% 2025	25,000	38,551
U.S. Treasury 6.25% 2030	12,620	19,555
U.S. Treasury 3.875% 2040	33,200	40,066
U.S. Treasury 2.75% 2042	18,750	18,220
U.S. Treasury 3.00% 2042	3,250	3,333
U.S. Treasury 3.125% 2043	35,930	37,702
		2,951,076
U.S. Treasury inflation-protected securities[7] 0.41%

U.S. Treasury Inflation-Protected Security 1.875% 2013	23,097	23,226
U.S. Treasury Inflation-Protected Security 2.00% 2014	62,807	64,086
U.S. Treasury Inflation-Protected Security 0.125% 2016	31,914	33,460
U.S. Treasury Inflation-Protected Security 0.125% 2017	37,289	39,725
U.S. Treasury Inflation-Protected Security 0.125% 2018	90,287	97,401
U.S. Treasury Inflation-Protected Security 0.125% 2022	18,390	20,083
U.S. Treasury Inflation-Protected Security 0.125% 2023	40,956	44,245
U.S. Treasury Inflation-Protected Security 2.00% 2026	11,694	15,380
U.S. Treasury Inflation-Protected Security 0.75% 2042	4,684	5,101
U.S. Treasury Inflation-Protected Security 0.625% 2043	9,944	10,436
		353,143
Total U.S. Treasury bonds & notes		3,304,219
Financials 1.90%

Prologis, Inc. 7.625% 2014	24,420	26,364
Prologis, Inc. 6.125% 2016	905	1,047
Prologis, Inc. 6.25% 2017	37,880	43,931
Prologis, Inc. 6.625% 2018	10,010	12,173
Prologis, Inc. 6.625% 2019	7,510	9,199
Prologis, Inc. 7.375% 2019	23,385	29,535
Prologis, Inc. 6.875% 2020	41,665	51,694
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	20,285	21,570
Westfield Group 7.50% 2014[3]	20,000	21,426
Westfield Group 5.75% 2015[3]	26,750	29,646
Westfield Group 5.70% 2016[3]	32,250	36,815
Westfield Group 7.125% 2018[3]	3,925	4,885
Westfield Group 6.75% 2019[3]	21,275	26,466
Westfield Group 3.375% 2022[3]	850	880
JPMorgan Chase & Co. 0.80% 2015	9,100	9,095
JPMorgan Chase & Co. 6.30% 2019	7,500	9,245
JPMorgan Chase & Co. 4.625% 2021	5,000	5,702
JPMorgan Chase & Co. 3.20% 2023	7,250	7,447
JPMorgan Chase & Co., Series Q, junior subordinated 5.15% (undated)[6]	5,100	5,196
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[6]	78,766	91,863
Murray Street Investment Trust I 4.647% 2017	6,375	6,990
Goldman Sachs Group, Inc. 5.25% 2021	50,000	58,080
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 5.75% 2022	$27,900	$33,376
Goldman Sachs Group, Inc. 3.625% 2023	17,245	17,929
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)[6]	84,806	98,428
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,537
Developers Diversified Realty Corp. 9.625% 2016	11,245	13,716
Developers Diversified Realty Corp. 7.50% 2017	23,626	28,391
Developers Diversified Realty Corp. 7.875% 2020	15,755	20,474
Goodman Funding Pty Ltd. 6.375% 2020[3]	4,000	4,734
Goodman Funding Pty Ltd. 6.00% 2022[3]	43,565	51,010
Bank of America Corp., Series L, 3.625% 2016	3,045	3,234
Bank of America Corp. 3.75% 2016	7,270	7,740
Bank of America Corp. 5.75% 2017	5,000	5,818
Bank of America Corp. 2.00% 2018	8,500	8,537
Bank of America Corp. 5.65% 2018	1,940	2,255
Bank of America Corp. 5.00% 2021	455	522
Bank of America Corp. 5.875% 2021	5,000	6,044
Bank of America Corp. 3.30% 2023	21,070	21,388
Citigroup Inc. 3.953% 2016	10,000	10,835
Citigroup Inc. 1.75% 2018	16,400	16,423
Citigroup Inc. 8.50% 2019	12,656	17,048
Citigroup Inc., Series A, junior subordinated 5.95% (undated)[6]	7,400	7,761
CNA Financial Corp. 5.85% 2014	30,000	32,249
CNA Financial Corp. 6.50% 2016	6,000	6,909
CNA Financial Corp. 7.35% 2019	6,000	7,660
Simon Property Group, LP 6.75% 2014	20,000	20,951
Simon Property Group, LP 4.20% 2015	2,430	2,559
Simon Property Group, LP 5.875% 2017	5,000	5,826
Simon Property Group, LP 1.50% 2018[3]	7,500	7,535
Simon Property Group, LP 6.125% 2018	5,665	6,956
Regions Financial Corp. 7.75% 2014	23,747	26,244
Regions Financial Corp. 5.75% 2015	1,253	1,365
Regions Financial Corp. 2.00% 2018	15,000	14,963
Morgan Stanley 3.80% 2016	5,000	5,324
Morgan Stanley 2.125% 2018	34,000	34,118
ERP Operating LP 6.584% 2015	3,245	3,609
ERP Operating LP 5.125% 2016	4,445	4,957
ERP Operating LP 5.375% 2016	2,750	3,125
ERP Operating LP 5.75% 2017	6,000	7,053
ERP Operating LP 4.75% 2020	2,500	2,881
ERP Operating LP 4.625% 2021	4,000	4,574
ERP Operating LP 3.00% 2023	10,090	10,219
Monumental Global Funding III 0.477% 2014[3,6]	12,860	12,871
Monumental Global Funding III 5.25% 2014[3]	17,500	18,042
BNP Paribas 3.25% 2023	11,000	11,113
BNP Paribas, junior subordinated 7.195% (undated)[3,6]	16,200	17,354
HBOS PLC 6.75% 2018[3]	25,085	28,122
PNC Funding Corp. 5.40% 2014	10,000	10,536
PNC Financial Services Group, Inc. 2.854% 2022	7,830	7,892
PNC Preferred Funding Trust I, junior subordinated 1.93% (undated)[3,6]	8,600	7,331
CIT Group Inc., Series C, 4.75% 2015[3]	10,000	10,550
CIT Group Inc. 5.00% 2017	10,000	10,950
Northern Trust Corp. 4.625% 2014	8,475	8,832
Northern Trust Corp. 5.85% 2017[3]	10,150	12,144
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,677
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

Kimco Realty Corp. 4.30% 2018	$12,000	$13,445
Kimco Realty Corp. 6.875% 2019	2,070	2,638
Ford Motor Credit Co. 2.50% 2016	2,500	2,557
Ford Motor Credit Co. 4.207% 2016	3,500	3,741
Ford Motor Credit Co. 4.25% 2017	6,000	6,467
Ford Motor Credit Co. 2.375% 2018	5,500	5,530
Barclays Bank PLC 5.14% 2020	15,525	16,761
Hospitality Properties Trust 5.125% 2015	3,675	3,837
Hospitality Properties Trust 6.30% 2016	1,400	1,555
Hospitality Properties Trust 6.70% 2018	4,703	5,414
Hospitality Properties Trust 5.00% 2022	5,250	5,713
Realogy Corp., Letter of Credit, 4.50% 2016[5,6,8]	317	317
Realogy Corp., Term Loan B, 4.50% 2020[5,6,8]	3,561	3,609
Realogy Corp. 9.00% 2020[3]	10,000	11,900
Liberty Mutual Group Inc. 6.70% 2016[3]	10,000	11,588
Liberty Mutual Group Inc. 6.50% 2035[3]	2,695	3,132
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,885	2,120
Unum Group 7.125% 2016	10,000	11,777
Capital One Bank 6.50% 2013	13,477	13,567
Lazard Group LLC 7.125% 2015	11,250	12,420
American International Group, Inc. 3.80% 2017	11,000	11,947
American Tower Corp. 7.00% 2017	10,000	11,907
Berkshire Hathaway Inc. 1.55% 2018	5,000	5,092
Berkshire Hathaway Inc. 3.00% 2023	2,500	2,595
Berkshire Hathaway Inc. 4.40% 2042	4,000	4,162
New York Life Global Funding 4.65% 2013[3]	3,500	3,503
New York Life Global Funding 2.45% 2016[3]	5,000	5,256
New York Life Global Funding 1.30% 2017[3]	2,500	2,511
USAA Capital Corp 1.05% 2014[3]	8,500	8,543
USAA Capital Corp 2.25% 2016[3]	2,500	2,617
QBE Insurance Group Ltd. 2.4% 2018[3]	10,910	10,994
American Express Co. 6.15% 2017	9,080	10,902
ACE Capital Trust II 9.70% 2030	7,210	10,617
Discover Financial Services 2.00% 2018	4,600	4,652
Discover Financial Services 10.25% 2019	4,334	5,751
Mack-Cali Realty Corp. 2.50% 2017	5,180	5,291
Mack-Cali Realty Corp. 3.15% 2023	5,000	4,893
Mizuho Financial Group, Ltd. 1.85% 2018[3]	10,000	10,098
UDR, Inc., Series A, 5.25% 2015	8,975	9,571
AXA SA, Series B, junior subordinated 6.379% (undated)[3,6]	7,000	7,052
AXA SA, junior subordinated 6.463% (undated)[3,6]	1,900	1,924
iStar Financial Inc., Term Loan B, 4.50% 2017[5,6,8]	8,479	8,580
UBS AG 4.875% 2020	4,352	5,100
UBS AG 7.50% 2025	2,500	3,163
Synovus Financial Corp. 7.875% 2019	7,000	8,067
Essex Portfolio L.P. 3.25% 2023	7,845	7,912
MetLife Global Funding I 5.125% 2014[3]	7,500	7,882
American Campus Communities, Inc. 3.75% 2023	6,615	6,963
Daimler Finance NA LLC 3.00% 2016[3]	5,500	5,752
Nordea Bank AB 3.125% 2017[3]	5,000	5,344
Volkswagen International Finance NV 2.375% 2017[3]	5,000	5,215
Svenska Handelsbanken AB 1.625% 2018	5,000	5,065
Ryman Hospitality Properties, Inc. 5.00% 2021[3]	3,975	4,072
International Lease Finance Corp. 4.875% 2015	3,860	4,072
Bonds, notes & loans
	Principal amount	Value
Financials (continued)	(000)	(000)

FelCor Lodging Trust Inc. 5.625% 2023[3]	$ 3,875	$ 4,025
Prudential Financial, Inc. 4.50% 2021	3,500	3,964
Crescent Resources 10.25% 2017[3]	3,355	3,791
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,656
Brandywine Operating Partnership, LP 5.70% 2017	41	46
Brandywine Operating Partnership, LP 3.95% 2023	170	175
NASDAQ OMX Group, Inc. 5.25% 2018	2,500	2,733
Host Hotels & Resorts LP 6.00% 2021	2,000	2,344
		1,633,827
Energy 1.16%

Gazprom OJSC 5.092% 2015[3]	1,300	1,400
Gaz Capital SA, Series 7, 6.212% 2016	7,250	8,161
Gazprom OJSC 8.146% 2018	21,850	26,875
Gazprom OJSC 3.85% 2020[3]	5,000	5,085
Gazprom OJSC 4.95% 2022[3]	13,690	14,431
Gazprom OJSC, Series 9, 6.51% 2022	39,990	46,838
Gazprom OJSC 7.288% 2037	20,525	25,554
Gazprom OJSC 7.288% 2037[3]	3,810	4,743
Kinder Morgan Energy Partners, LP 5.125% 2014	23,710	25,282
Kinder Morgan Energy Partners, LP 6.00% 2017	5,375	6,261
Kinder Morgan Energy Partners, LP 3.95% 2022	4,780	5,191
Kinder Morgan Energy Partners, LP 3.45% 2023	2,220	2,306
Kinder Morgan Energy Partners, LP 3.50% 2023	3,000	3,120
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,925
Kinder Morgan Energy Partners, LP 5.00% 2042	12,000	12,924
Enbridge Energy Partners, LP 5.35% 2014	2,700	2,888
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	27,865
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,847
Enbridge Energy Partners, LP 5.20% 2020	2,400	2,750
Enbridge Energy Partners, LP 4.20% 2021	16,755	18,145
Anadarko Petroleum Corp. 5.95% 2016	9,000	10,357
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,885
Anadarko Petroleum Corp. 8.70% 2019	17,730	23,969
Anadarko Petroleum Corp. 6.20% 2040	8,000	10,153
Total Capital Canada Ltd. 1.625% 2014	10,000	10,103
Total Capital SA 3.125% 2015	3,025	3,209
Total Capital International 1.50% 2017	26,000	26,481
Total Capital International 1.55% 2017	1,500	1,532
Total Capital International 2.875% 2022	4,580	4,806
Total Capital International 2.70% 2023	590	605
Total Capital Canada Ltd. 2.75% 2023	6,040	6,160
PTT Exploration & Production Ltd. 5.692% 2021[3]	40,480	47,704
Transocean Inc. 5.05% 2016	21,500	23,997
Transocean Inc. 2.50% 2017	4,535	4,625
Transocean Inc. 6.375% 2021	2,460	2,952
Transocean Inc. 3.80% 2022	14,265	14,505
Devon Energy Corp. 5.625% 2014	4,500	4,659
Devon Energy Corp. 1.875% 2017	10,200	10,377
Devon Energy Corp. 3.25% 2022	21,000	21,603
Enbridge Inc. 5.80% 2014	10,000	10,569
Enbridge Inc. 4.90% 2015	7,450	7,998
Enbridge Inc. 5.60% 2017	11,155	12,853
Petrobras International Finance Co. 3.50% 2017	5,150	5,379
Bonds, notes & loans
	Principal amount	Value
Energy (continued)	(000)	(000)

Petrobras International Finance Co. 5.75% 2020	$ 3,000	$ 3,402
Petrobras International Finance Co. 5.375% 2021	16,625	18,444
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,484
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067[6]	12,930	13,817
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,319
Ras Laffan Liquefied Natural Gas III 5.50% 2014[3]	4,800	5,106
Ras Laffan Liquefied Natural Gas III 6.75% 2019[3]	500	626
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	10,875	12,098
Ras Laffan Liquefied Natural Gas II 5.298% 2020[5]	2,829	3,147
Shell International Finance BV 4.00% 2014	4,400	4,543
Shell International Finance BV 3.10% 2015	10,000	10,566
Shell International Finance BV 4.30% 2019	5,550	6,470
Shell International Finance BV 2.375% 2022	4,500	4,540
Phillips 66 2.95% 2017	11,500	12,254
Phillips 66 4.30% 2022	11,525	12,891
Reliance Holdings Ltd. 4.50% 2020[3]	5,650	6,077
Reliance Holdings Ltd. 4.50% 2020	1,000	1,075
Reliance Holdings Ltd. 5.40% 2022[3]	4,500	5,082
Reliance Holdings Ltd. 6.25% 2040	6,405	7,291
Reliance Holdings Ltd. 6.25% 2040[3]	3,875	4,411
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	17,500	18,406
Williams Partners L.P. 4.125% 2020	5,000	5,466
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,224
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	18,961
StatoilHydro ASA 2.90% 2014	6,205	6,435
StatoilHydro ASA 5.25% 2019	4,750	5,760
StatoilHydro ASA 2.45% 2023	9,320	9,386
Enterprise Products Operating LLC 6.30% 2017	4,250	5,115
Enterprise Products Operating LLC 3.35% 2023	8,500	8,893
Enterprise Products Operating LLC 4.85% 2044	4,500	4,862
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2018[3,5]	16,254	17,043
Husky Energy Inc. 5.90% 2014	1,800	1,901
Husky Energy Inc. 6.20% 2017	5,875	6,942
Husky Energy Inc. 7.25% 2019	4,500	5,818
Spectra Energy Partners, LP 2.95% 2016	9,875	10,296
Spectra Energy Partners 4.60% 2021	3,695	4,021
Cenovus Energy Inc. 3.00% 2022	13,680	14,017
BG Energy Capital PLC 2.875% 2016[3]	2,775	2,950
BG Energy Capital PLC 4.00% 2021[3]	9,250	10,385
Alpha Natural Resources, Inc. 9.75% 2018	8,000	8,720
Alpha Natural Resources, Inc. 6.25% 2021	4,000	3,700
Energy Transfer Partners, L.P. 5.20% 2022	4,500	5,155
Energy Transfer Partners, L.P. 5.15% 2043	6,500	6,814
Energy Transfer Partners, L.P. 7.50% 2020	10,000	11,750
Western Gas Partners LP 4.00% 2022	10,970	11,604
Chevron Corp. 1.104% 2017	5,750	5,784
Chevron Corp. 2.355% 2022	5,250	5,288
Peabody Energy Corp. 6.00% 2018	5,000	5,419
Peabody Energy Corp. 6.25% 2021	4,025	4,312
Apache Corp. 2.625% 2023	9,500	9,441
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	8,050	8,855
PDC Energy Inc. 7.75% 2022[3]	8,025	8,807
Arch Coal, Inc. 7.00% 2019	7,600	7,087
Arch Coal, Inc. 7.25% 2021	1,350	1,242
Bonds, notes & loans
	Principal amount	Value
Energy (continued)	(000)	(000)

El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	$ 6,950	$ 8,053
CONSOL Energy Inc. 8.00% 2017	3,050	3,309
CONSOL Energy Inc. 8.25% 2020	3,800	4,275
NGPL PipeCo LLC 7.119% 2017[3]	800	837
NGPL PipeCo LLC 9.625% 2019[3]	6,100	6,741
Transportadora de Gas Peru S.A. 4.25% 2028[3]	6,650	6,677
Sabine Pass Liquefaction, LLC 5.625% 2021[3]	5,000	5,187
MarkWest Energy Partners, LP 4.50% 2023	3,500	3,666
Dolphin Energy Ltd. 5.50% 2021[3]	2,500	2,969
Access Midstream Partners, L.P. 4.875% 2023	2,425	2,516
Southwestern Energy Co. 4.10% 2022	1,815	1,962
BP Capital Markets PLC 5.25% 2013	1,665	1,707
Rosetta Resources Inc. 5.625% 2021	1,375	1,435
Transportadora de Gas Internacional 5.70% 2022[3]	800	886
		994,794
Telecommunication services 1.09%

Sprint Nextel Corp. 8.375% 2017	17,175	20,095
Sprint Nextel Corp. 9.125% 2017	132,550	156,740
Sprint Capital Corp. 6.90% 2019	17,200	18,770
Sprint Nextel Corp. 7.00% 2020	12,000	13,200
Sprint Nextel Corp. 11.50% 2021	136,075	188,974
MTS International Funding Ltd. 8.625% 2020[3]	97,595	123,214
MTS International Funding Ltd. 8.625% 2020	56,173	70,918
Vodafone Group PLC, Term Loan B, 6.875% 2015[5,8,9]	55,376	56,345
Vodafone Group PLC 5.75% 2016	6,475	7,351
Vodafone Group PLC 5.625% 2017	10,450	12,127
Vodafone Group PLC 1.50% 2018	5,000	5,023
Verizon Communications Inc. 7.375% 2013	20,000	20,704
Verizon Communications Inc. 5.55% 2014	18,451	19,105
Verizon Communications Inc. 5.50% 2017	10,000	11,646
Verizon Communications Inc. 8.75% 2018	3,245	4,389
Verizon Communications Inc. 2.45% 2022	6,000	5,827
Verizon Communications Inc. 3.85% 2042	2,255	2,080
América Móvil, SAB de CV 6.45% 2022	MXN45,000	3,952
América Móvil, SAB de CV 8.46% 2036	307,200	30,994
Deutsche Telekom International Finance BV 2.25% 2017[3]	$ 7,000	7,195
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,606
Telefónica Emisiones, SAU 6.421% 2016	15,000	16,938
Telefónica Emisiones, SAU 3.192% 2018	7,500	7,601
Frontier Communications Corp. 8.50% 2020	7,650	8,836
Frontier Communications Corp. 9.25% 2021	1,575	1,847
Frontier Communications Corp. 7.125% 2023	10,150	10,543
Frontier Communications Corp. 7.625% 2024	1,000	1,048
Cricket Communications, Inc. 7.75% 2016	5,000	5,206
Leap Wireless International, Inc., Term Loan C, 4.75% 2020[5,6,8]	2,575	2,593
Cricket Communications, Inc. 7.75% 2020	10,000	10,225
Koninklijke KPN NV 8.375% 2030	11,140	14,973
MetroPCS Wireless, Inc. 6.25% 2021[3]	6,700	7,219
MetroPCS Wireless, Inc. 6.625% 2023[3]	6,700	7,228
Wind Acquisition SA 11.75% 2017[3]	10,700	11,529
Wind Acquisition SA 7.25% 2018[3]	2,500	2,637
AT&T Inc. 0.90% 2016	10,000	10,018
NII Capital Corp. 8.875% 2019	1,000	945
Bonds, notes & loans
	Principal amount	Value
Telecommunication services (continued)	(000)	(000)

NII Capital Corp. 11.375% 2019[3]	$ 1,925	$ 2,233
NII Capital Corp. 7.625% 2021	4,950	4,406
Telecom Italia Capital SA 6.999% 2018	6,000	6,992
SBA Communications Corp. 5.75% 2020[3]	5,000	5,344
		935,616
Federal agency bonds & notes 1.06%

Freddie Mac 3.00% 2014	40,000	41,362
Freddie Mac 5.00% 2014	40,000	42,288
Freddie Mac 5.50% 2016	14,580	16,921
Freddie Mac 1.00% 2017	25,000	25,307
Freddie Mac 1.00% 2017	20,500	20,796
Freddie Mac 5.50% 2017	50,000	60,194
Freddie Mac 4.875% 2018	40,000	48,008
Freddie Mac 1.25% 2019	70,010	70,196
Federal Home Loan Bank, Series 2753, 0.28% 2013	39,200	39,215
Federal Home Loan Bank 3.625% 2013	105,000	106,678
Federal Home Loan Bank 5.50% 2014	107,500	114,715
Federal Home Loan Bank 0.50% 2015	25,000	25,096
Federal Home Loan Bank, Series 2816, 1.00% 2017	34,795	35,367
Fannie Mae 2.75% 2014	20,000	20,436
Fannie Mae 4.625% 2014	25,000	26,604
Fannie Mae 5.00% 2015	25,000	27,284
Fannie Mae 5.375% 2016	10,420	12,066
Fannie Mae 0.875% 2018	15,000	15,204
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 0.23% 2013	90,900	90,920
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,379
Tennessee Valley Authority 1.875% 2022	17,250	17,382
Tennessee Valley Authority 4.65% 2035	5,080	6,147
Tennessee Valley Authority, Series B, 3.50% 2042	9,950	9,795
CoBank, ACB 7.875% 2018[3]	12,160	15,510
CoBank, ACB 0.88% 2022[3,6]	11,690	10,578
		908,448
Consumer discretionary 0.78%

Staples, Inc. 9.75% 2014	72,826	77,399
NBCUniversal Media, LLC 2.10% 2014	10,015	10,164
NBCUniversal Enterprise, Inc. 0.965% 2018[3,6]	13,105	13,207
NBCUniversal Enterprise, Inc. 1.974% 2019[3]	13,610	13,858
NBCUniversal Media, LLC 4.375% 2021	7,500	8,668
NBCUniversal Media, LLC 2.875% 2023	2,500	2,576
NBCUniversal Enterprise, Inc. 5.25% (undated)[3]	9,235	9,464
Time Warner Inc. 5.875% 2016	23,600	27,510
Time Warner Companies, Inc. 7.25% 2017	2,500	3,114
Time Warner Inc. 4.75% 2021	1,000	1,163
Time Warner Inc. 3.40% 2022	7,750	8,193
Time Warner Inc. 4.90% 2042	4,000	4,348
Comcast Corp. 5.85% 2015	10,000	11,284
Comcast Corp. 6.30% 2017	11,375	13,938
Comcast Corp. 3.125% 2022	3,500	3,709
Comcast Corp. 4.25% 2033	3,700	3,930
Comcast Corp. 4.50% 2043	1,655	1,795
Dollar General Corp. 4.125% 2017	21,500	23,558
Dollar General Corp. 3.25% 2023	10,000	10,051
Bonds, notes & loans
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Target Corp. 6.00% 2018	$24,000	$29,408
Time Warner Cable Inc. 8.75% 2019	8,175	10,945
Time Warner Cable Inc. 5.00% 2020	10,000	11,564
Time Warner Cable Inc. 4.50% 2042	3,000	2,868
CBS Corp. 1.95% 2017	22,000	22,486
Carnival Corp. 1.20% 2016	7,500	7,524
Carnival Corp. 1.875% 2017	10,750	10,799
MGM Resorts International 6.875% 2016	2,000	2,210
MGM Resorts International 7.50% 2016	2,075	2,350
MGM Resorts International 6.75% 2020[3]	2,025	2,227
MGM Resorts International 7.75% 2022	10,000	11,475
EchoStar DBS Corp 7.125% 2016	5,000	5,550
DISH DBS Corp. 4.625% 2017	10,525	10,735
Marriott International, Inc., Series I, 6.375% 2017	13,100	15,410
Mattel, Inc. 2.50% 2016	5,000	5,221
Mattel, Inc. 1.70% 2018	9,500	9,620
Li & Fung Ltd. 6.00% 2049[6]	13,581	13,886
Johnson Controls, Inc. 1.75% 2014	12,500	12,635
DaimlerChrysler North America Holding Corp. 1.95% 2014[3]	10,000	10,102
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	2,250	2,278
Limited Brands, Inc. 8.50% 2019	5,006	6,232
Limited Brands, Inc. 7.00% 2020	4,994	5,862
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	5,000	5,612
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	5,875	6,198
Home Depot, Inc. 4.40% 2021	10,000	11,686
Academy Sports 9.25% 2019[3]	10,000	11,437
Harley-Davidson, Inc. 1.15% 2015[3]	7,500	7,536
Harley-Davidson, Inc. 2.70% 2017[3]	3,750	3,885
WPP Finance 2010 4.75% 2021	10,250	11,407
CityCenter Holdings, LLC and CityCenter Finance Corp. 10.75% 2017[9]	10,000	11,113
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,913
Cinemark USA, Inc. 5.125% 2022[3]	10,000	10,400
Omnicom Group Inc. 3.625% 2022	9,500	9,890
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,539
J.C. Penney Co., Inc. 5.75% 2018	2,500	2,266
J.C. Penney Co., Inc. 5.65% 2020	3,000	2,591
News America Inc. 8.00% 2016	2,000	2,449
News America Inc. 4.50% 2021	1,500	1,728
News America Inc. 3.00% 2022	5,000	5,083
Virgin Media Secured Finance PLC 5.25% 2021	2,350	2,537
Virgin Media Secured Finance PLC 5.375% 2021[3]	2,475	2,654
Virgin Media Finance PLC 4.875% 2022	2,350	2,409
Marks and Spencer Group PLC 6.25% 2017[3]	6,729	7,570
Quebecor Media Inc. 5.75% 2023[3]	7,050	7,385
Burlington Coat Factory Warehouse Corp. 10.00% 2019	6,250	7,023
Boyd Gaming Corp. 9.00% 2020[3]	6,000	6,570
PETCO Animal Supplies, Inc. 9.25% 2018[3]	5,000	5,556
Needle Merger Sub Corp. 8.125% 2019[3]	5,000	5,363
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	4,925	5,270
Toys “R” Us-Delaware, Inc. 7.375% 2016[3]	5,000	5,231
Cox Communications, Inc. 2.95% 2023[3]	5,170	5,171
Neiman Marcus Group, Inc., Term Loan B, 4.00% 2018[5,6,8]	5,000	5,024
NCL Corp. Ltd. 9.50% 2018	3,895	4,431
Thomson Reuters Corp. 6.50% 2018	3,500	4,317
Bonds, notes & loans
	Principal amount	Value
Consumer discretionary (continued)	(000)	(000)

Federated Department Stores, Inc. 6.90% 2029	$ 3,177	$ 3,946
Laureate Education, Inc. 9.25% 2019[3]	3,075	3,498
Caesars Entertainment Operating Co. 9.00% 2020[3]	1,850	1,832
Caesars Entertainment Operating Co. 9.00% 2020[3]	925	916
Caesars Entertainment Operating Co. 9.00% 2020[3]	475	470
Revel Entertainment, Term Loan B, 9.00% 2017[5,6,8,10]	4,975	2,454
Univision Communications Inc., Term Loan B, 4.448% 2017[5,6,8]	2,383	2,404
Cablevision Systems Corp. 7.75% 2018	2,000	2,288
Royal Caribbean Cruises Ltd. 5.25% 2022	350	364
		672,732
Industrials 0.72%

General Electric Capital Corp. 1.00% 2015	12,650	12,752
General Electric Corp. 5.25% 2017	29,220	34,490
General Electric Capital Corp. 1.625% 2018	5,000	5,043
General Electric Capital Corp. 2.10% 2019	5,075	5,214
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,460
General Electric Co. 2.70% 2022	14,000	14,451
General Electric Capital Corp. 3.10% 2023	7,150	7,271
General Electric Capital Corp., Series B, junior subordinated 6.25% (undated)[6]	32,000	35,463
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)[6]	67,300	78,963
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	4,663	5,056
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	3,373	3,684
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	7,168	7,867
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	12,033	13,733
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	11,175	12,978
United Technologies Corp. 1.80% 2017	6,950	7,185
United Technologies Corp. 3.10% 2022	22,305	23,782
United Technologies Corp. 4.50% 2042	8,000	8,891
Burlington Northern Santa Fe LLC 7.00% 2014	9,715	10,177
Burlington Northern Santa Fe LLC 5.65% 2017	2,500	2,933
Burlington Northern Santa Fe LLC 3.45% 2021	1,000	1,081
Burlington Northern Santa Fe LLC 3.05% 2022	1,000	1,036
Burlington Northern Santa Fe LLC 3.00% 2023	6,640	6,837
Burlington Northern Santa Fe LLC 4.45% 2043	4,250	4,488
BNSF Funding Trust I 6.613% 2055[6]	6,700	7,689
Canadian National Railway Co. 4.95% 2014	2,500	2,580
Canadian National Railway Co. 5.55% 2018	26,000	31,225
Union Pacific Corp. 5.125% 2014	11,495	11,911
Union Pacific Corp. 4.00% 2021	2,000	2,263
Union Pacific Corp. 4.163% 2022	9,865	11,277
Union Pacific Corp. 4.25% 2043	3,000	3,178
European Aeronautic Defence and Space Company 2.70% 2023[3]	21,000	21,131
Atlas Copco AB 5.60% 2017[3]	17,290	19,858
RBS Global, Inc. and Rexnord LLC 8.50% 2018	15,104	16,614
BE Aerospace, Inc. 5.25% 2022	14,160	15,151
TransDigm Inc. 7.75% 2018	4,000	4,450
TransDigm Inc. 5.50% 2020[3]	8,000	8,580
Volvo Treasury AB 5.95% 2015[3]	11,950	12,976
JELD-WEN Escrow Corp. 12.25% 2017[3]	10,000	11,750
Esterline Technologies Corp. 7.00% 2020	10,350	11,488
DAE Aviation Holdings, Inc. 11.25% 2015[3]	715	734
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B, 6.25% 2018[5,6,8]	6,846	6,919
DAE Aviation Holdings, Inc., Term Loan B2, 6.25% 2018[5,6,8]	3,104	3,137
Bonds, notes & loans
	Principal amount	Value
Industrials (continued)	(000)	(000)

Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	$ 5,000	$ 5,394
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020[3]	4,000	4,105
Nortek Inc. 10.00% 2018	5,000	5,644
Nortek Inc. 8.50% 2021	2,500	2,806
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,000	6,502
Associated Materials, LLC 9.125% 2017[3]	875	948
Odebrecht Finance Ltd 5.125% 2022[3]	415	445
Odebrecht Finance Ltd 7.125% 2042[3]	5,750	6,613
BakerCorp International, Inc. 8.25% 2019	6,500	6,792
United Rentals, Inc. 6.125% 2023	6,000	6,495
CEVA Group PLC 11.625% 2016[3]	5,000	5,194
CEVA Group PLC 8.375% 2017[3]	523	525
Waste Management, Inc. 5.00% 2014	890	924
Waste Management, Inc. 2.60% 2016	4,445	4,665
CNH Capital LLC 3.875% 2015	5,000	5,200
ERAC USA Finance Co. 1.40% 2016[3]	5,000	5,039
The Boeing Company 0.95% 2018	4,275	4,228
Brunswick Rail Finance Ltd. 6.50% 2017[3]	2,600	2,751
Brunswick Rail Finance Ltd. 6.50% 2017	1,300	1,376
ARAMARK Corp., Term Loan D, 4.00% 2019[5,6,8]	4,000	4,058
Equifax Inc. 3.30% 2022	3,500	3,515
US Investigations Services, Inc., Term Loan D, 7.75% 2015[5,6,8]	3,302	3,344
Norfolk Southern Corp. 3.00% 2022	3,000	3,117
Watco Companies 6.375% 2023[3]	2,895	3,033
John Deere Capital Corp. 1.70% 2020	3,000	2,995
Republic Services, Inc. 3.80% 2018	2,500	2,756
Far East Capital Limited S.A 8.00% 2018[3]	680	688
Far East Capital Limited S.A. 8.75% 2020[3]	1,370	1,386
R.R. Donnelley & Sons Co. 7.875% 2021[2]	1,750	1,916
ADS Waste Escrow 8.25% 2020[3]	1,275	1,399
Beechcraft Holdings, LLC., Term Loan, 5.75% 2020[5,6,8]	1,000	1,003
Milacron LLC 7.75% 2021[3]	900	940
Danaher Corp. 2.30% 2016	500	525
		618,067
Health care 0.69%

Gilead Sciences, Inc. 2.40% 2014	9,015	9,264
Gilead Sciences, Inc. 3.05% 2016	18,215	19,569
Gilead Sciences, Inc. 4.40% 2021	33,450	38,451
Gilead Sciences, Inc. 5.65% 2041	2,000	2,514
Schering-Plough Corp. 6.00% 2017	42,500	51,717
Express Scripts Inc. 2.75% 2014	2,000	2,059
Express Scripts Inc. 2.10% 2015	4,000	4,087
Express Scripts Inc. 3.125% 2016	7,406	7,845
Express Scripts Inc. 3.50% 2016	2,000	2,156
Express Scripts Inc. 2.65% 2017	9,500	9,997
Express Scripts Inc. 4.75% 2021	11,800	13,664
Express Scripts Inc. 3.90% 2022	10,000	10,934
Express Scripts Inc. 6.125% 2041	225	294
Amgen Inc. 2.50% 2016	4,000	4,199
Amgen Inc. 2.125% 2017	24,000	24,871
Amgen Inc. 3.875% 2021	4,000	4,438
Amgen Inc. 3.625% 2022	1,500	1,633
Amgen Inc. 5.375% 2043	11,500	13,799
Bonds, notes & loans
	Principal amount	Value
Health care (continued)	(000)	(000)

AbbVie Inc. 2.90% 2022[3]	$24,715	$25,277
AbbVie Inc. 4.40% 2042[3]	15,250	16,194
Roche Holdings, Inc. 6.00% 2019[3]	26,500	33,106
Roche Holdings, Inc. 7.00% 2039[3]	3,500	5,238
Cardinal Health, Inc. 5.50% 2013	10,815	10,878
Cardinal Health, Inc. 4.00% 2015	1,410	1,500
Cardinal Health, Inc. 5.80% 2016	5,000	5,765
Cardinal Health, Inc. 1.90% 2017	5,750	5,878
Cardinal Health, Inc. 1.70% 2018	6,085	6,113
Cardinal Health, Inc. 3.20% 2023	4,490	4,574
UnitedHealth Group Inc. 1.40% 2017	1,540	1,556
UnitedHealth Group Inc. 6.00% 2017	2,050	2,444
UnitedHealth Group Inc. 1.625% 2019	6,000	6,052
UnitedHealth Group Inc. 3.875% 2020	2,900	3,226
UnitedHealth Group Inc. 2.75% 2023	2,210	2,233
UnitedHealth Group Inc. 2.875% 2023	10,500	10,687
UnitedHealth Group Inc. 3.95% 2042	3,000	2,959
Novartis Securities Investment Ltd. 5.125% 2019	20,750	24,891
GlaxoSmithKline Capital Inc. 1.50% 2017	7,100	7,248
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	3,035
GlaxoSmithKline Capital Inc. 2.80% 2023	3,000	3,092
GlaxoSmithKline Capital Inc. 4.20% 2043	6,500	6,939
Pfizer Inc. 6.20% 2019	15,000	18,915
Boston Scientific Corp. 6.40% 2016	3,500	4,005
Boston Scientific Corp. 6.00% 2020	10,900	12,887
McKesson Corp. 0.95% 2015	2,730	2,745
McKesson Corp. 3.25% 2016	1,600	1,710
McKesson Corp. 1.40% 2018	6,485	6,521
McKesson Corp. 2.70% 2022	1,080	1,090
McKesson Corp. 2.85% 2023	1,950	1,992
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	12,455	12,710
Sanofi 0.594% 2014[6]	10,000	10,031
inVentiv Health Inc. 9.00% 2018[3]	1,250	1,325
inVentiv Health Inc. 10.75% 2018[3]	3,000	2,625
inVentiv Health Inc. 11.00% 2018[3]	5,000	4,375
DJO Finance LLC 9.875% 2018	7,250	8,029
Medtronic, Inc. 1.375% 2018	7,500	7,544
Johnson & Johnson 0.38% 2014[6]	7,500	7,514
Aetna Inc. 1.50% 2017	3,885	3,920
Aetna Inc. 2.75% 2022	3,000	2,995
WellPoint, Inc. 5.25% 2016	2,500	2,780
WellPoint, Inc. 5.875% 2017	1,080	1,275
WellPoint, Inc. 1.875% 2018	2,500	2,543
HCA Inc. 6.50% 2020	5,000	5,787
Elan Finance PLC and Elan Finance Corp. 6.25% 2019[3]	4,800	5,668
Tenet Healthcare Corp. 9.25% 2015	5,000	5,656
Quintiles, Term Loan B-2, 4.50% 2018[5,6,8]	5,570	5,647
Centene Corp. 5.75% 2017	5,175	5,595
VWR Funding, Inc. 7.25% 2017[3]	5,000	5,350
Baxter International Inc. 1.85% 2017	5,000	5,148
DENTSPLY International Inc. 1.79% 2013[6]	5,000	5,016
Dignity Health 3.125% 2022	5,000	4,991
Kinetic Concepts, Inc. 10.50% 2018	3,705	4,177
Patheon Inc., Term Loan B1, 7.25% 2018[5,6,8]	3,313	3,392
Bonds, notes & loans
	Principal amount	Value
Health care (continued)	(000)	(000)

Bausch & Lomb Inc. 9.875% 2015	$ 3,039	$ 3,157
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,933
VPI Escrow Corp. 6.375% 2020[3]	2,600	2,893
HealthSouth Corp. 5.75% 2024	1,735	1,796
Catalent Pharma Solutions Inc., Term Loan, 6.50% 2017[5,6,8]	1,435	1,454
Biogen Idec Inc. 6.875% 2018	1,000	1,232
		597,799
Consumer staples 0.61%

Anheuser-Busch InBev NV 0.637% 2014[6]	3,785	3,801
Anheuser-Busch InBev NV 4.125% 2015	15,000	15,891
Anheuser-Busch InBev NV 0.80% 2016	2,500	2,512
Anheuser-Busch InBev NV 1.375% 2017	7,000	7,102
Anheuser-Busch InBev NV 1.25% 2018	2,500	2,522
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,925
Anheuser-Busch InBev NV 5.375% 2020	2,500	3,046
Anheuser-Busch InBev NV 2.50% 2022	2,000	2,017
Anheuser-Busch InBev NV 2.625% 2023	5,000	5,076
Anheuser-Busch InBev NV 4.00% 2043	3,000	3,074
Marfrig Holdings (Europe) BV 9.875% 2017[3]	46,935	44,119
Marfrig Holdings (Europe) BV 8.375% 2018	2,305	2,063
Marfrig Overseas Ltd. 9.50% 2020[3]	5,045	4,641
Marfrig Overseas Ltd. 9.50% 2020	1,290	1,187
SABMiller Holdings Inc. 1.85% 2015[3]	2,000	2,039
SABMiller Holdings Inc. 2.45% 2017[3]	21,315	22,347
SABMiller Holdings Inc. 3.75% 2022[3]	19,000	20,818
Altria Group, Inc. 9.70% 2018	12,328	17,304
Altria Group, Inc. 9.25% 2019	3,834	5,357
Altria Group, Inc. 4.75% 2021	5,000	5,754
Altria Group, Inc. 2.85% 2022	5,000	5,001
Altria Group, Inc. 2.95% 2023	5,800	5,791
Altria Group, Inc. 4.25% 2042	1,000	967
Kroger Co. 6.40% 2017	31,300	37,422
Pernod Ricard SA 2.95% 2017[3]	19,500	20,542
Pernod Ricard SA 4.45% 2022[3]	10,000	11,177
Pernod Ricard SA 5.50% 2042[3]	4,000	4,663
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 2015[5]	6,109	6,494
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,523
Wal-Mart Stores, Inc. 2.55% 2023	11,000	11,115
ConAgra Foods, Inc. 1.30% 2016	2,295	2,318
ConAgra Foods, Inc. 1.90% 2018	7,115	7,254
ConAgra Foods, Inc. 3.20% 2023	15,265	15,645
ConAgra Foods, Inc. 4.65% 2043	5,000	5,281
Kraft Foods Inc. 1.625% 2015	4,000	4,070
Kraft Foods Inc. 2.25% 2017	1,515	1,577
Kraft Foods Inc. 3.50% 2022	15,000	16,026
Kraft Foods Inc. 5.00% 2042	4,000	4,557
Delhaize Group 6.50% 2017	19,210	22,197
Reynolds American Inc. 3.25% 2022	15,000	15,137
Reynolds American Inc. 4.75% 2042	1,000	997
Safeway Inc. 3.95% 2020	13,225	13,954
Heineken NV 1.40% 2017[3]	9,245	9,280
Heineken NV 2.75% 2023[3]	4,000	4,007
Kraft Foods Inc. 2.625% 2013	2,555	2,556
Bonds, notes & loans
	Principal amount	Value
Consumer staples (continued)	(000)	(000)

Kraft Foods Inc. 6.125% 2018	$ 4,000	$ 4,805
Kraft Foods Inc. 5.375% 2020	3,000	3,594
PepsiCo, Inc. 2.50% 2016	10,000	10,520
General Mills, Inc. 0.64% 2014[6]	10,000	10,027
Coca-Cola Co. 1.50% 2015	4,000	4,101
Coca-Cola Co. 1.80% 2016	2,500	2,597
Coca-Cola Co. 3.30% 2021	2,000	2,196
Philip Morris International Inc. 1.125% 2017	2,000	2,003
Philip Morris International Inc. 2.625% 2023	3,000	3,020
Philip Morris International Inc. 4.125% 2043	3,000	3,060
Lorillard Tobacco Co. 3.50% 2016	5,000	5,298
Lorillard Tobacco Co. 2.30% 2017	2,500	2,536
Imperial Tobacco Finance PLC 2.05% 2018[3]	5,000	5,075
Imperial Tobacco Finance PLC 3.50% 2023[3]	2,500	2,566
British American Tobacco International Finance PLC 2.125% 2017[3]	7,000	7,253
Dr Pepper Snapple Group, Inc. 2.00% 2020	6,000	6,001
Wesfarmers Ltd. 1.874% 2018[3]	5,000	5,079
Unilever Capital Corp. 0.85% 2017	5,000	4,995
C&S Group Enterprises LLC 8.375% 2017[3]	3,998	4,318
Tesco PLC 5.50% 2017[3]	1,558	1,817
Albertson’s Inc., Term Loan B, 5.75% 2016[5,6,8]	1,325	1,343
Del Monte Corp. 7.625% 2019	550	589
		525,939
Utilities 0.51%

Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	1,500	1,724
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	35,188	43,844
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	2,380	3,092
Consumers Energy Co. 5.65% 2020	126	157
CMS Energy Corp. 5.05% 2022	5,460	6,412
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	5,000	5,081
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,791
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	11,885	14,800
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	15,057	19,452
NV Energy, Inc 6.25% 2020	5,000	6,200
Pennsylvania Electric Co. 6.05% 2017	3,000	3,528
FirstEnergy Corp., Series A, 2.75% 2018	15,000	15,308
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	29,032
Teco Finance, Inc. 6.75% 2015	29,399	32,337
Teco Finance, Inc. 4.00% 2016	1,557	1,680
Teco Finance, Inc. 6.572% 2017	3,634	4,379
Teco Finance, Inc. 5.15% 2020	4,475	5,241
MidAmerican Energy Co. 5.95% 2017	14,000	16,747
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	12,057
PacifiCorp., First Mortgage Bonds, 2.95% 2022	10,000	10,612
Centerpoint Energy, Inc., Series B, 6.85% 2015	9,000	10,053
CenterPoint Energy Resources Corp. 4.50% 2021	23,496	27,181
Duke Energy Corp. 1.625% 2017	7,500	7,613
Progress Energy, Inc. 7.05% 2019	10,150	12,941
Progress Energy, Inc. 7.00% 2031	5,750	7,700
Progress Energy, Inc. 7.75% 2031	5,750	8,185
National Grid PLC 6.30% 2016	20,725	24,090
Public Service Co. of Colorado 5.80% 2018	4,850	5,967
Public Service Co. of Colorado 5.125% 2019	4,350	5,251
Bonds, notes & loans
	Principal amount	Value
Utilities (continued)	(000)	(000)

Xcel Energy Inc. 4.70% 2020	$ 2,000	$ 2,370
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,875	9,731
Pacific Gas and Electric Co. 6.25% 2013	18,000	18,596
American Electric Power Co. 1.65% 2017	12,735	12,876
Ohio Power Co., Series G, 6.60% 2033	3,000	3,976
Entergy Corp. 4.70% 2017	10,000	10,946
Entergy Louisiana, LLC 3.30% 2022	5,105	5,245
PSEG Power LLC 2.75% 2016	7,371	7,677
NRG Energy, Inc. 6.625% 2023[3]	6,500	7,118
AES Corp. 7.375% 2021	5,000	5,975
Electricité de France SA 4.60% 2020[3]	4,500	5,120
Texas Competitive Electric Holdings Co. LLC 11.50% 2020[3]	6,000	4,755
Wisconsin Electric Power Co. 2.95% 2021	3,610	3,859
		442,699
Bonds & notes of governments & government agencies outside the U.S. 0.40%

United Mexican States Government, Series M30, 10.00% 2036	MXN1,640,100	221,081
Portuguese Government 4.95% 2023	€47,750	59,604
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	$14,350	14,900
Hungarian Government 6.375% 2021	10,000	11,238
Hungarian Government 5.375% 2023	1,770	1,828
Bermudan Government 5.603% 2020	6,000	6,971
Bermudan Government 4.138% 2023[3]	5,250	5,551
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	10,000	10,309
Croatian Government 6.375% 2021	5,000	5,675
Croatian Government 5.50% 2023[3]	2,840	3,031
Slovenia (Republic of) 5.50% 2022	2,750	2,729
		342,917
Materials 0.35%

ArcelorMittal 5.375% 2013	9,500	9,527
ArcelorMittal 5.00% 2017[6]	26,950	28,616
ArcelorMittal 10.35% 2019[6]	750	954
ArcelorMittal 6.00% 2021[6]	2,000	2,123
ArcelorMittal 6.75% 2022[6]	4,875	5,357
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,750	1,893
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,855
Rio Tinto Finance (USA) Ltd. 1.625% 2017	10,000	10,148
Rio Tinto Finance (USA) Ltd. 9.00% 2019	11,420	15,820
Rio Tinto Finance (USA) Ltd. 2.875% 2022	8,000	7,991
Xstrata Canada Financial Corp. 2.85% 2014[3]	3,000	3,074
Xstrata Canada Financial Corp. 1.80% 2015[3]	2,000	2,026
Xstrata Canada Financial Corp. 2.45% 2017[3]	7,500	7,637
Xstrata Canada Financial Corp. 3.60% 2017[3]	4,000	4,227
Xstrata Canada Financial Corp. 4.95% 2021[3]	11,250	12,273
Xstrata Canada Financial Corp. 4.00% 2022[3]	2,710	2,753
Xstrata Canada Financial Corp. 5.30% 2042[3]	1,500	1,480
Cliffs Natural Resources Inc. 3.95% 2018	10,000	10,145
Cliffs Natural Resources Inc. 4.875% 2021	20,380	20,615
Cliffs Natural Resources Inc. 6.25% 2040	2,000	1,959
Teck Resources Ltd. 2.50% 2018	12,500	12,712
Teck Resources Ltd. 5.20% 2042	3,500	3,379
Teck Resources Ltd. 5.40% 2043	1,750	1,732
E.I. du Pont de Nemours and Co. 0.704% 2014[6]	2,500	2,510
Bonds, notes & loans
	Principal amount	Value
Materials (continued)	(000)	(000)

E.I. du Pont de Nemours and Co. 5.25% 2016	$ 1,500	$ 1,732
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	10,296
Reynolds Group Inc. 7.875% 2019	3,565	4,011
Reynolds Group Inc. 5.75% 2020	10,000	10,500
Ecolab Inc. 2.375% 2014	1,250	1,283
Ecolab Inc. 3.00% 2016	8,725	9,285
Ecolab Inc. 4.35% 2021	1,500	1,693
Inmet Mining Corp. 8.75% 2020[3]	10,900	11,826
Inmet Mining Corp. 7.50% 2021[3]	100	105
FMG Resources 6.875% 2018[3]	5,000	5,344
FMG Resources 8.25% 2019[3]	3,500	3,867
International Paper Co. 7.95% 2018	7,050	9,100
JMC Steel Group Inc. 8.25% 2018[3]	5,675	5,966
Ball Corp. 5.00% 2022	5,500	5,871
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV, Term Loan B, 4.75% 2020[5,6,8]	2,915	2,956
U.S. Coatings Acquisition Inc. and Flash Dutch 2 BV 7.375% 2021[3]	1,815	1,944
Ryerson Inc. 9.00% 2017[3]	3,275	3,582
Ryerson Inc. 11.25% 2018[3]	1,000	1,085
Dow Chemical Co. 5.70% 2018	1,400	1,660
Dow Chemical Co. 4.125% 2021	2,500	2,728
Walter Energy, Inc. 9.875% 2020[3]	3,025	3,312
Walter Energy, Inc. 8.50% 2021[3]	975	1,016
Arbermarle Corp. 5.10% 2015	3,500	3,729
Newcrest Finance Pty Ltd. 4.45% 2021[3]	3,520	3,678
Georgia Gulf Corp. 4.875% 2023[3]	3,500	3,671
ICI Wilmington, Inc. 5.625% 2013	3,500	3,593
Georgia-Pacific Corp. 5.40% 2020[3]	2,500	2,993
Yara International ASA 7.875% 2019[3]	2,225	2,869
Newpage Corp., Term Loan B, 7.75% 2018[5,6,8]	2,783	2,856
PQ Corp. 8.75% 2018[3]	2,031	2,204
Airgas, Inc. 7.125% 2018	1,800	1,908
Praxair, Inc. 4.375% 2014	1,000	1,036
Ardagh Packaging Finance 4.875% 2022[3]	610	625
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	434
Sealed Air Corp. 5.25% 2023[3]	315	327
		305,891
Information technology 0.28%

Tencent Holdings Ltd. 3.375% 2018[3]	40,000	41,785
Apple Inc. 1.00% 2018	25,000	24,908
Apple Inc. 2.40% 2023	6,500	6,491
First Data Corp. 11.25% 2016	6,800	6,953
First Data Corp., Term Loan 1L, 4.20% 2017[5,6,8]	3,279	3,277
First Data Corp. 6.75% 2020[3]	3,475	3,744
First Data Corp. 12.625% 2021	12,000	13,080
Microsoft Corp. 2.375% 2023	20,500	20,549
Microsoft Corp. 3.75% 2043	1,500	1,500
International Business Machines Corp. 1.95% 2016	10,925	11,347
International Business Machines Corp. 5.70% 2017	5,500	6,593
International Business Machines Corp. 4.00% 2042	1,500	1,561
Xerox Corp. 6.40% 2016	602	679
Xerox Corp. 2.95% 2017	15,940	16,542
Xerox Corp. 6.75% 2017	280	326
Samsung Electronics America, Inc. 1.75% 2017[3]	16,850	17,146
Bonds, notes & loans
	Principal amount	Value
Information technology (continued)	(000)	(000)

Cisco Systems, Inc. 0.531% 2014[6]	$ 15,000	$ 15,034
National Semiconductor Corp. 6.60% 2017	10,000	12,140
SunGard Data Systems Inc. 7.375% 2018	6,500	7,052
SunGard Data Systems Inc. 7.625% 2020	3,450	3,829
SRA International, Inc., Term Loan B, 6.50% 2018[5,6,8]	8,631	8,657
Google Inc. 1.25% 2014	7,500	7,577
Lawson Software, Inc. 9.375% 2019	5,000	5,725
Jabil Circuit, Inc. 4.70% 2022	4,225	4,310
NXP BV and NXP Funding LLC 9.75% 2018[3]	1,282	1,455
		242,260
Asset-backed obligations 0.16%

CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.339% 2036[5,6]	12,085	10,405
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.339% 2037[5,6]	4,328	3,674
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.349% 2037[5,6]	31,926	25,140
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 2016[3,5]	17,500	18,860
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[3,5]	4,550	4,881
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.36% 2037[5,6]	22,404	19,645
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	16,970	17,777
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[5]	8,843	9,424
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035[5]	6,488	6,700
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017[5]	6,000	6,068
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016[5]	4,572	4,690
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[5]	2,873	2,974
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031[5]	1,939	2,041
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015[5]	1,440	1,457
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.50% 2019[3,5,6]	835	826
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	719	747
		135,309
Municipals 0.08%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	15,500	15,673
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	17,500	17,640
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	27,500	27,660
State of Illinois, General Obligation Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	3,500	3,982
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	1,474	1,481
		66,436
Total bonds, notes & loans (cost: $15,708,609,000)		16,628,448
Short-term securities 4.85%

Fannie Mae 0.10%–0.165% due 5/8/2013–2/18/2014	1,255,500	1,255,159
Freddie Mac 0.10%–0.17% due 5/13/2013–3/11/2014	839,400	839,116
Federal Home Loan Bank 0.08%–0.17% due 5/8–12/27/2013	543,300	543,179
Federal Farm Credit Banks 0.17%–0.19% due 5/6–12/3/2013	295,000	294,944
U.S. Treasury Bills 0.061%–0.105% due 5/2–7/18/2013	253,100	253,089
Coca-Cola Co. 0.11%–0.14% due 5/23–7/16/2013[3]	167,500	167,477
Procter & Gamble Co. 0.14% due 5/29–6/17/2013[3]	113,900	113,889
National Rural Utilities Cooperative Finance Corp. 0.12%–0.13% due 5/1–6/4/2013	96,850	96,845
Wal-Mart Stores, Inc. 0.08% due 5/2–5/7/2013[3]	86,500	86,499
	Principal amount	Value
Short-term securities	(000)	(000)

Private Export Funding Corp. 0.15%–0.25% due 5/29–8/1/2013[3]	$80,200	$ 80,175
Paccar Financial Corp. 0.09%–0.15% due 5/16–6/20/2013	61,400	61,391
General Electric Co. 0.07% due 5/13/2013	60,000	59,999
ExxonMobil Corp. 0.05% due 5/13/2013	57,000	56,999
Walt Disney Co. 0.10% due 5/24/2013[3]	56,000	55,996
Wells Fargo & Co. 0.18% due 8/13/2013	50,100	50,059
Regents of the University of California 0.12% due 7/9/2013[1]	44,000	43,990
John Deere Credit Ltd. 0.11% due 5/22/2013[3]	30,000	29,998
Honeywell International Inc. 0.16% due 6/25/2013[3]	27,700	27,692
Jupiter Securitization Co., LLC 0.17% due 5/28/2013[3]	15,500	15,498
Chariot Funding, LLC 0.18% due 6/26/2013[3]	4,000	3,999
Emerson Electric Co. 0.11% due 7/1/2013[3]	15,900	15,897
Abbott Laboratories 0.13% due 7/23/2013[3]	11,000	10,998
Merck & Co. Inc. 0.10% due 6/17/2013[3]	7,700	7,699
Chevron Corp. 0.07% due 6/4/2013[3]	2,900	2,900
Total short-term securities (cost: $4,173,037,000)		4,173,487
Total investment securities (cost: $73,085,244,000)		87,219,445
Other assets less liabilities		(1,183,241)
Net assets		$86,036,204

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $34,430,282,000, which represented 40.02% of the net assets of the fund. This amount includes $34,384,752,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2 Represents an affiliated company as defined under the Investment Company Act of 1940.

3 Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,378,356,000, which represented 2.76% of the net assets of the fund.

4 Security did not produce income during the last 12 months.

5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

6 Coupon rate may change periodically.

7 Index-linked bond whose principal amount moves with a government price index.

8 Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $129,369,000, which represented .15% of the net assets of the fund.

9 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

10 Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbols

ADR = American Depositary Receipts

FDR = Fiduciary Depositary Receipts

GDR = Global Depositary Receipts

€ = Euros

MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-012-0613O-S32820

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 28, 2013

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 28, 2013